UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2018

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.7%
3,669	e	Adient plc	$144
3,248	*	American Axle & Manufacturing Holdings, Inc	57
7,322		BorgWarner, Inc	313
1,678		Cooper Tire & Rubber Co	47
671	*	Cooper-Standard Holding, Inc	81
5,567		Dana Holding Corp	104
9,462		Delphi Automotive plc	794
1,044	*	Dorman Products, Inc	80
140,555		Ford Motor Co	1,300
1,363	*	Fox Factory Holding Corp	95
47,547		General Motors Co	1,601
10,320		Gentex Corp	221
1,424	*	Gentherm, Inc	65
8,172		Goodyear Tire & Rubber Co	191
6,307		Harley-Davidson, Inc	286
938		LCI Industries, Inc	78
2,291		Lear Corp	332
1,945	*	Modine Manufacturing Co	29
670	*	Motorcar Parts of America, Inc	16
313	*	Shiloh Industries, Inc	3
1,379		Spartan Motors, Inc	20
843		Standard Motor Products, Inc	42
1,055	*	Stoneridge, Inc	31
1,027		Superior Industries International, Inc	18
2,045		Tenneco, Inc	86
4,980	*,e	Tesla, Inc	1,319
1,931		Thor Industries, Inc	162
897		Tower International, Inc	27
1,140	*	Visteon Corp	106
1,185		Winnebago Industries, Inc	39

		TOTAL AUTOMOBILES & COMPONENTS	7,687

BANKS - 6.2%
625		1st Source Corp	33
486		Access National Corp	13
255		ACNB Corp	9
444	*	Allegiance Bancshares, Inc	19
374		American National Bankshares, Inc	15
1,390		Ameris Bancorp	64
387	*	Ames National Corp	11
413		Arrow Financial Corp	15
6,603		Associated Banc-Corp	172
706	*	Atlantic Capital Bancshares, Inc	12
2,322	*	Axos Financial, Inc	80
1,598	e	Banc of California, Inc	30
666		Bancfirst Corp	40
3,345		BancorpSouth Bank	109
342,232		Bank of America Corp	10,082
601		Bank of Commerce Holdings	7
1,630		Bank of Hawaii Corp	129
234		Bank of Marin Bancorp	20
2,093		Bank of NT Butterfield & Son Ltd	109
4,451		Bank OZK	169
457		BankFinancial Corp	7
4,119		BankUnited	146
217		Bankwell Financial Group, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,278		Banner Corp	$79
622		Bar Harbor Bankshares	18
385	*	Baycom Corp	10
28,410		BB&T Corp	1,379
361		BCB Bancorp, Inc	5
2,708		Beneficial Bancorp, Inc	46
1,314		Berkshire Hills Bancorp, Inc	53
901		Blue Hills Bancorp, Inc	22
804		BOK Financial Corp	78
3,231		Boston Private Financial Holdings, Inc	44
683		Bridge Bancorp, Inc	23
2,984		Brookline Bancorp, Inc	50
630		Bryn Mawr Bank Corp	30
334	*	BSB Bancorp, Inc	11
313	e	Business First Bancshares, Inc	8
241	*	Byline Bancorp, Inc	5
131		C&F Financial Corp	8
1,724		Cadence BanCorp	45
135		Cambridge Bancorp	12
613		Camden National Corp	27
447		Capital City Bank Group, Inc	10
4,687		Capitol Federal Financial	60
314		Capstar Financial Holdings, Inc	5
555		Carolina Financial Corp	21
2,923		Cathay General Bancorp	121
654	e	CBTX, Inc	23
3,434		Centerstate Banks of Florida, Inc	96
1,125		Central Pacific Financial Corp	30
383		Central Valley Community Bancorp	8
152		Century Bancorp, Inc	11
2,638		Chemical Financial Corp	141
122		Chemung Financial Corp	5
4,661		CIT Group, Inc	241
92,545		Citigroup, Inc	6,639
533		Citizens & Northern Corp	14
17,722		Citizens Financial Group, Inc	684
597		City Holding Co	46
377		Civista Bancshares, Inc	9
498		CNB Financial Corp	14
1,467		CoBiz, Inc	32
342		Codorus Valley Bancorp, Inc	11
2,875		Columbia Banking System, Inc	111
1,738	*,e	Columbia Financial, Inc	29
6,121		Comerica, Inc	552
3,381		Commerce Bancshares, Inc	223
254		Commerce Union Bancshares, Inc	6
1,925		Community Bank System, Inc	118
837	*	Community Bankers Trust Corp	7
153		Community Financial Corp	5
651		Community Trust Bancorp, Inc	30
1,146		ConnectOne Bancorp, Inc	27
206		County Bancorp, Inc	5
2,189		Cullen/Frost Bankers, Inc	229
1,005	*	Customers Bancorp, Inc	24
4,043		CVB Financial Corp	90
1,325		Dime Community Bancshares	24
1,035	*	Eagle Bancorp, Inc	52
5,381		East West Bancorp, Inc	325
192	*	Entegra Financial Corp	5
314		Enterprise Bancorp, Inc	11
828		Enterprise Financial Services Corp	44
402	*	Equity Bancshares, Inc	16
342		ESSA Bancorp, Inc	6
3,541	*	Essent Group Ltd	157
171		Evans Bancorp, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

356	e	Farmers & Merchants Bancorp, Inc	$15
1,013		Farmers National Banc Corp	15
246		FB Financial Corp	10
1,363	*	FCB Financial Holdings, Inc	65
384		Federal Agricultural Mortgage Corp (Class C)	28
863		Fidelity Southern Corp	21
25,373		Fifth Third Bancorp	708
527		Financial Institutions, Inc	17
1,088		First Bancorp (NC)	44
6,201	*	First Bancorp (Puerto Rico)	56
498		First Bancorp, Inc	14
322		First Bancshares, Inc	13
603		First Bank	8
1,476		First Busey Corp	46
360		First Business Financial Services, Inc	8
295		First Citizens Bancshares, Inc (Class A)	133
3,678		First Commonwealth Financial Corp	59
680		First Community Bancshares, Inc	23
542		First Connecticut Bancorp	16
736		First Defiance Financial Corp	22
3,697		First Financial Bancorp	110
2,466	e	First Financial Bankshares, Inc	146
384		First Financial Corp	19
175		First Financial Northwest, Inc	3
1,098	*	First Foundation, Inc	17
162		First Guaranty Bancshares, Inc	4
2,551		First Hawaiian, Inc	69
11,602		First Horizon National Corp	200
228		First Internet Bancorp	7
951		First Interstate Bancsystem, Inc	43
1,580		First Merchants Corp	71
380		First Mid-Illinois Bancshares, Inc	15
3,920		First Midwest Bancorp, Inc	104
327	*	First Northwest Bancorp	5
862		First of Long Island Corp	19
5,972		First Republic Bank	573
890	*	Flagstar Bancorp, Inc	28
1,083		Flushing Financial Corp	26
12,570		FNB Corp	160
389	*	Franklin Financial Network, Inc	15
6,701		Fulton Financial Corp	112
903		German American Bancorp, Inc	32
2,999		Glacier Bancorp, Inc	129
412		Great Southern Bancorp, Inc	23
2,200		Great Western Bancorp, Inc	93
688		Green Bancorp, Inc	15
113	e	Greene County Bancorp, Inc	4
913		Guaranty Bancorp	27
275		Guaranty Bancshares, Inc	8
3,286		Hancock Holding Co	156
1,297		Hanmi Financial Corp	32
406	*	HarborOne Bancorp, Inc	8
953		Heartland Financial USA, Inc	55
1,355		Heritage Commerce Corp	20
1,150		Heritage Financial Corp	40
2,919		Hilltop Holdings, Inc	59
57		Hingham Institution for Savings	13
238		Home Bancorp, Inc	10
6,066		Home Bancshares, Inc	133
698	*	HomeStreet, Inc	18
667	*	HomeTrust Bancshares, Inc	19
5,041		Hope Bancorp, Inc	82
1,209		Horizon Bancorp	24
323	*	Howard Bancorp, Inc	6
40,501		Huntington Bancshares, Inc	604

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,963		IBERIABANK Corp	$160
350	*,e	Impac Mortgage Holdings, Inc	3
1,031		Independent Bank Corp (MA)	85
863		Independent Bank Corp (MI)	20
679		Independent Bank Group, Inc	45
2,138		International Bancshares Corp	96
299		Investar Holding Corp	8
10,225		Investors Bancorp, Inc	125
122,971		JPMorgan Chase & Co	13,876
4,372		Kearny Financial Corp	61
39,132		Keycorp	778
1,629		Lakeland Bancorp, Inc	29
976		Lakeland Financial Corp	45
378		LCNB Corp	7
1,826		LegacyTexas Financial Group, Inc	78
287	*,e	LendingTree, Inc	66
833		Live Oak Bancshares, Inc	22
5,196		M&T Bank Corp	855
1,072		Macatawa Bank Corp	13
236	*	Malvern Bancorp, Inc	6
3,131		MB Financial, Inc	144
540		MBT Financial Corp	6
640		Mercantile Bank Corp	21
573		Merchants Bancorp	15
1,997		Meridian Bancorp, Inc	34
345		Meta Financial Group, Inc	29
229	*	Metropolitan Bank Holding Corp	9
13,096	*	MGIC Investment Corp	174
96		Middlefield Banc Corp	5
582		Midland States Bancorp, Inc	19
334		Midsouth Bancorp, Inc	5
406		MidWestOne Financial Group, Inc	14
213		MutualFirst Financial, Inc	8
984		National Bank Holdings Corp	37
257	e	National Bankshares, Inc	12
405	*	National Commerce Corp	17
1,661		NBT Bancorp, Inc	64
17,474		New York Community Bancorp, Inc	181
301	*	Nicolet Bankshares, Inc	16
2,265	*	NMI Holdings, Inc	51
256		Northeast Bancorp	6
1,643		Northfield Bancorp, Inc	26
280		Northrim BanCorp, Inc	12
3,683		Northwest Bancshares, Inc	64
223		Norwood Financial Corp	9
1,583		OceanFirst Financial Corp	43
1,902		OFG Bancorp	31
160	e	Ohio Valley Banc Corp	6
361		Old Line Bancshares, Inc	11
4,858		Old National Bancorp	94
1,237		Old Second Bancorp, Inc	19
796		Opus Bank	22
568		Origin Bancorp, Inc	21
1,420		Oritani Financial Corp	22
297		Orrstown Financial Services, Inc	7
589	*	Pacific Mercantile Bancorp	5
1,516	*	Pacific Premier Bancorp, Inc	56
4,486		PacWest Bancorp	214
529		Park National Corp	56
198		Parke Bancorp, Inc	4
696		PCSB Financial Corp	14
642		Peapack Gladstone Financial Corp	20
221		Penns Woods Bancorp, Inc	10
575		PennyMac Financial Services, Inc	12
174		Peoples Bancorp of North Carolina, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

595		Peoples Bancorp, Inc	$21
333		Peoples Financial Services Corp	14
12,570		People’s United Financial, Inc	215
521		People’s Utah Bancorp	18
2,087	*	PHH Corp	23
2,763		Pinnacle Financial Partners, Inc	166
17,181		PNC Financial Services Group, Inc	2,340
3,900		Popular, Inc	200
510		Preferred Bank	30
471		Premier Financial Bancorp, Inc	9
2,586		Prosperity Bancshares, Inc	179
168	*	Provident Bancorp, Inc	5
2,502		Provident Financial Services, Inc	61
279		Prudential Bancorp, Inc	5
472		QCR Holdings, Inc	19
6,822		Radian Group, Inc	141
475		RBB Bancorp	12
41,130		Regions Financial Corp	755
1,629		Renasant Corp	67
364		Republic Bancorp, Inc (Class A)	17
1,873	*	Republic First Bancorp, Inc	13
671		Riverview Bancorp, Inc	6
1,349		S&T Bancorp, Inc	58
1,200		Sandy Spring Bancorp, Inc	47
1,542	*	Seacoast Banking Corp of Florida	45
1,876		ServisFirst Bancshares, Inc	73
497		Shore Bancshares, Inc	9
475		SI Financial Group, Inc	7
370		Sierra Bancorp	11
1,852		Signature Bank	213
2,996		Simmons First National Corp (Class A)	88
275	*	SmartFinancial, Inc	6
1,240		South State Corp	102
228	*	Southern First Bancshares, Inc	9
231		Southern Missouri Bancorp, Inc	9
454		Southern National Bancorp of Virginia, Inc	7
1,068		Southside Bancshares, Inc	37
1,460		State Bank & Trust Co	44
7,815		Sterling Bancorp/DE	172
922		Stock Yards Bancorp, Inc	33
394		Summit Financial Group, Inc	9
16,838		SunTrust Banks, Inc	1,125
1,944	*	SVB Financial Group	604
4,498		Synovus Financial Corp	206
6,199		TCF Financial Corp	148
286		Territorial Bancorp, Inc	8
1,930	*	Texas Capital Bancshares, Inc	160
1,044		TFS Financial Corp	16
1,514	*	The Bancorp, Inc	15
232		Timberland Bancorp, Inc	7
573		Tompkins Trustco, Inc	47
2,493		TowneBank	77
968		Trico Bancshares	37
943	*	Tristate Capital Holdings, Inc	26
657	*	Triumph Bancorp, Inc	25
3,358		Trustco Bank Corp NY	29
2,619		Trustmark Corp	88
1,796		UMB Financial Corp	127
8,613		Umpqua Holdings Corp	179
2,394		Union Bankshares Corp	92
161		Union Bankshares, Inc	9
3,861		United Bankshares, Inc	140
2,711		United Community Banks, Inc	76
1,829		United Community Financial Corp	18
2,065		United Financial Bancorp, Inc (New)	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

510		United Security Bancshares	$6
266		Unity Bancorp, Inc	6
1,012		Univest Corp of Pennsylvania	27
55,835		US Bancorp	2,949
11,790		Valley National Bancorp	133
558	*	Veritex Holdings, Inc	16
1,098		Walker & Dunlop, Inc	58
3,506		Washington Federal, Inc	112
581		Washington Trust Bancorp, Inc	32
1,032		Waterstone Financial, Inc	18
3,586		Webster Financial Corp	211
159,422		Wells Fargo & Co	8,379
1,949		WesBanco, Inc	87
597		West Bancorporation, Inc	14
1,024		Westamerica Bancorporation	62
3,666	*	Western Alliance Bancorp	209
1,021		Western New England Bancorp, Inc	11
2,157		Wintrust Financial Corp	183
3,361	*	WMIH Corp	5
1,176		WSFS Financial Corp	55
7,024		Zions Bancorporation	352

		TOTAL BANKS	67,795

CAPITAL GOODS - 7.3%
21,114		3M Co	4,449
5,419		A.O. Smith Corp	289
1,275		Aaon, Inc	48
1,251		AAR Corp	60
2,301		Actuant Corp (Class A)	64
1,438		Acuity Brands, Inc	226
1,431		Advanced Drainage Systems, Inc	44
5,997	*	Aecom Technology Corp	196
1,316	*	Aegion Corp	33
2,671	*	Aerojet Rocketdyne Holdings, Inc	91
831	*	Aerovironment, Inc	93
2,151		AGCO Corp	131
3,064		Air Lease Corp	141
1,259		Aircastle Ltd	28
374		Alamo Group, Inc	34
1,111		Albany International Corp (Class A)	88
3,351		Allegion plc	304
205		Allied Motion Technologies, Inc	11
3,855		Allison Transmission Holdings, Inc	201
1,247		Altra Holdings, Inc	52
909	*	Ameresco, Inc	12
324		American Railcar Industries, Inc	15
568	*	American Woodmark Corp	45
8,003		Ametek, Inc	633
1,095		Apogee Enterprises, Inc	45
1,503		Applied Industrial Technologies, Inc	118
15,274		Arconic, Inc	336
555		Argan, Inc	24
822	*	Armstrong Flooring, Inc	15
1,735	*	Armstrong World Industries, Inc	121
823		Astec Industries, Inc	42
810	*	Astronics Corp	35
1,239	*	Atkore International Group, Inc	33
2,036	*	Axon Enterprise, Inc	139
1,059		AZZ, Inc	54
1,953		Barnes Group, Inc	139
2,363	*	Beacon Roofing Supply, Inc	86
279	*,e	Blue Bird Corp	7
325	*	BlueLinx Holdings, Inc	10
2,534	*	BMC Stock Holdings, Inc	47
19,920		Boeing Co	7,408

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,640		Briggs & Stratton Corp	$32
3,625	*	Builders FirstSource, Inc	53
3,398		BWX Technologies, Inc	213
883	e	Caesarstone Sdot-Yam Ltd	16
520	*	CAI International, Inc	12
2,023		Carlisle Cos, Inc	246
21,117		Caterpillar, Inc	3,220
1,264	*	Chart Industries, Inc	99
647		CIRCOR International, Inc	31
3,463	*	Colfax Corp	125
840		Columbus McKinnon Corp	33
1,470		Comfort Systems USA, Inc	83
945	*	Commercial Vehicle Group, Inc	9
1,524	*	Continental Building Products Inc	57
1,769		Crane Co	174
554	*	CSW Industrials, Inc	30
1,041		Cubic Corp	76
5,434		Cummins, Inc	794
1,720		Curtiss-Wright Corp	236
11,837		Deere & Co	1,779
535		DMC Global, Inc	22
4,162		Donaldson Co, Inc	243
932		Douglas Dynamics, Inc	41
5,452		Dover Corp	483
485	*	Ducommun, Inc	20
567	*	DXP Enterprises, Inc	23
1,047	*	Dycom Industries, Inc	89
174		Eastern Co	5
15,754		Eaton Corp	1,366
1,960		EMCOR Group, Inc	147
23,009		Emerson Electric Co	1,762
840		Encore Wire Corp	42
648	*,e	Energous Corp	7
1,368	*,e	Energy Recovery, Inc	12
1,701		EnerSys	148
788	*	Engility Holdings, Inc	28
3,169	*,e	Enphase Energy, Inc	15
830		EnPro Industries, Inc	61
137	e	EnviroStar, Inc	5
4,276		Equifax, Inc	558
995		ESCO Technologies, Inc	68
1,019	*	Esterline Technologies Corp	93
2,773	*	Evoqua Water Technologies Corp	49
10,514		Fastenal Co	610
2,292		Federal Signal Corp	61
5,094		Flowserve Corp	279
4,949		Fluor Corp	288
10,990		Fortive Corp	925
5,630		Fortune Brands Home & Security, Inc	295
499	*	Foundation Building Materials, Inc	6
1,724		Franklin Electric Co, Inc	81
635		Freightcar America, Inc	10
3,933	*	Gardner Denver Holdings, Inc	111
1,403	*	Gates Industrial Corp plc	27
1,474		GATX Corp	128
277	*	Gencor Industries, Inc	3
2,385	*	Generac Holdings, Inc	135
9,461		General Dynamics Corp	1,937
315,890		General Electric Co	3,566
1,244	*	Gibraltar Industries, Inc	57
870		Global Brass & Copper Holdings, Inc	32
922	*	GMS, Inc	21
678		Gorman-Rupp Co	25
5,750		Graco, Inc	266
1,261		GrafTech International Ltd	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

470		Graham Corp	$13
1,755		Granite Construction, Inc	80
2,253	*	Great Lakes Dredge & Dock Corp	14
1,065		Greenbrier Cos, Inc	64
1,120		Griffon Corp	18
1,293		H&E Equipment Services, Inc	49
4,259		Harris Corp	721
3,062	*	Harsco Corp	87
1,580	*	HC2 Holdings, Inc	10
6,880	*	HD Supply Holdings, Inc	294
1,220		HEICO Corp	113
2,602		HEICO Corp (Class A)	196
981	*	Herc Holdings, Inc	50
3,102		Hexcel Corp	208
2,415		Hillenbrand, Inc	126
27,147		Honeywell International, Inc	4,517
2,111		Hubbell, Inc	282
1,578		Huntington Ingalls	404
316		Hurco Cos, Inc	14
404		Hyster-Yale Materials Handling, Inc	25
2,662		IDEX Corp	401
298	*	IES Holdings, Inc	6
12,293		Illinois Tool Works, Inc	1,735
9,053		Ingersoll-Rand plc	926
716		Insteel Industries, Inc	26
3,480		ITT, Inc	213
4,430		Jacobs Engineering Group, Inc	339
2,450	*	JELD-WEN Holding, Inc	60
1,200		John Bean Technologies Corp	143
33,964		Johnson Controls International plc	1,189
433		Kadant, Inc	47
1,040		Kaman Corp	69
5,716		KBR, Inc	121
3,108		Kennametal, Inc	135
1,868	*,e	KEYW Holding Corp, The	16
1,604	*	KLX, Inc	101
2,746	*	Kratos Defense & Security Solutions, Inc	41
2,804		L3 Technologies, Inc	596
246	*	Lawson Products, Inc	8
306	*	LB Foster Co (Class A)	6
1,379		Lennox International, Inc	301
2,298		Lincoln Electric Holdings, Inc	215
408		Lindsay Corp	41
9,079		Lockheed Martin Corp	3,141
674	*	Lydall, Inc	29
1,198	*	Manitowoc Co, Inc	29
11,302		Masco Corp	414
798	*	Masonite International Corp	51
2,577	*	Mastec, Inc	115
2,076		Maxar Technologies Ltd	69
1,815	*	Mercury Systems, Inc	100
3,256	*	Meritor, Inc	63
1,823	*	Middleby Corp	236
1,678	*	Milacron Holdings Corp	34
446		Miller Industries, Inc	12
1,239		Moog, Inc (Class A)	107
3,470	*	MRC Global, Inc	65
1,759		MSC Industrial Direct Co (Class A)	155
2,210		Mueller Industries, Inc	64
6,011		Mueller Water Products, Inc (Class A)	69
639	*	MYR Group, Inc	21
206	e	National Presto Industries, Inc	27
1,911	*	Navistar International Corp	74
1,570	*	NCI Building Systems, Inc	24
962	*,e	Nexeo Solutions, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,020		NN, Inc	$16
2,122		Nordson Corp	295
6,004		Northrop Grumman Corp	1,906
371	*	Northwest Pipe Co	7
4,328	*	NOW, Inc	72
291	*	NV5 Holdings, Inc	25
6,241		nVent Electric plc	170
117		Omega Flex, Inc	8
987	*	Orion Marine Group, Inc	7
2,888		Oshkosh Truck Corp	206
3,800		Owens Corning, Inc	206
12,495		PACCAR, Inc	852
4,830		Parker-Hannifin Corp	888
904	*	Patrick Industries, Inc	54
5,547		Pentair plc	241
1,847	*	PGT, Inc	40
7,340	*,e	Plug Power, Inc	14
416		Powell Industries, Inc	15
96		Preformed Line Products Co	7
1,452		Primoris Services Corp	36
1,003	*	Proto Labs, Inc	162
1,340		Quanex Building Products Corp	24
5,705	*	Quanta Services, Inc	190
1,477		Raven Industries, Inc	68
10,497		Raytheon Co	2,169
899	*	RBC Bearings, Inc	135
1,737		Regal-Beloit Corp	143
432	e	REV Group, Inc	7
4,030	*	Rexnord Corp	124
4,645		Rockwell Automation, Inc	871
5,811		Rockwell Collins, Inc	816
3,711		Roper Industries, Inc	1,099
257		Rush Enterprises, Inc	10
1,200		Rush Enterprises, Inc (Class A)	47
6,314	*	Sensata Technologies Holding plc	313
1,581		Simpson Manufacturing Co, Inc	115
1,315	*	SiteOne Landscape Supply, Inc	99
1,987		Snap-On, Inc	365
460	*	Sparton Corp	7
3,874		Spirit Aerosystems Holdings, Inc (Class A)	355
1,707	*	SPX Corp	57
1,563	*	SPX FLOW, Inc	81
472		Standex International Corp	49
5,675		Stanley Works	831
1,004	*	Sterling Construction Co, Inc	14
922		Sun Hydraulics Corp	51
3,212	*,e	Sunrun, Inc	40
1,233	*	Teledyne Technologies, Inc	304
647		Tennant Co	49
2,533		Terex Corp	101
967	*	Textainer Group Holdings Ltd	12
9,038		Textron, Inc	646
1,276	*	Thermon Group Holdings	33
2,702		Timken Co	135
1,841		Titan International, Inc	14
784	*	Titan Machinery, Inc	12
3,845		Toro Co	231
400	*	TPI Composites, Inc	11
1,748	*	TransDigm Group, Inc	651
2,304	*	Trex Co, Inc	177
1,789	*	Trimas Corp	54
5,866		Trinity Industries, Inc	215
1,667		Triton International Ltd	55
1,896		Triumph Group, Inc	44
1,399	*	Tutor Perini Corp	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

343	*	Twin Disc, Inc	$8
3,013	*	United Rentals, Inc	493
27,498		United Technologies Corp	3,845
4,022	*	Univar, Inc	123
2,325		Universal Forest Products, Inc	82
2,735	*	USG Corp	118
821		Valmont Industries, Inc	114
455	*	Vectrus, Inc	14
419	*	Veritiv Corp	15
649	*	Vicor Corp	30
876	*,e	Vivint Solar, Inc	5
1,684		W.W. Grainger, Inc	602
2,295		Wabash National Corp	42
1,869	*	WABCO Holdings, Inc	220
3,154		Wabtec Corp	331
1,090		Watsco, Inc	194
880		Watts Water Technologies, Inc (Class A)	73
5,066	*	Welbilt, Inc	106
2,328	*	Wesco Aircraft Holdings, Inc	26
1,864	*	WESCO International, Inc	115
67	*	Willis Lease Finance Corp	2
1,151	*,e	Willscot Corp	20
2,064		Woodward Governor Co	167
6,623		Xylem, Inc	529

		TOTAL CAPITAL GOODS	79,722

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,170		ABM Industries, Inc	70
2,247	*	Acacia Research (Acacia Technologies)	7
4,335		ACCO Brands Corp	49
3,263	e	ADT, Inc	31
2,702	*	Advanced Disposal Services, Inc	73
274		Barrett Business Services, Inc	18
198		BG Staffing, Inc	5
1,868		Brady Corp (Class A)	82
511	*	BrightView Holdings, Inc	8
1,790		Brink’s Co	125
1,375	*	Casella Waste Systems, Inc (Class A)	43
2,160	*	CBIZ, Inc	51
948		Ceco Environmental Corp	8
814	*	Cimpress NV	111
3,124		Cintas Corp	618
2,053	*	Clean Harbors, Inc	147
7,339	*	Copart, Inc	378
1,326	*	CoStar Group, Inc	558
4,607		Covanta Holding Corp	75
364		CRA International, Inc	18
1,839		Deluxe Corp	105
1,234		Dun & Bradstreet Corp	176
1,051		Ennis, Inc	22
1,364		Essendant, Inc	18
1,994		Exponent, Inc	107
381		Forrester Research, Inc	18
419	*	Franklin Covey Co	10
1,597	*	FTI Consulting, Inc	117
494	*	GP Strategies Corp	8
2,765	e	Healthcare Services Group	112
711		Heidrick & Struggles International, Inc	24
555	*	Heritage-Crystal Clean, Inc	12
2,222		Herman Miller, Inc	85
1,783		HNI Corp	79
896	*	Huron Consulting Group, Inc	44
707		ICF International, Inc	53
13,867	*	IHS Markit Ltd	748

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,756	*	Innerworkings, Inc	$14
1,374		Insperity, Inc	162
2,401		Interface, Inc	56
5,073		KAR Auction Services, Inc	303
1,192		Kelly Services, Inc (Class A)	29
1,045		Kforce, Inc	39
1,392		Kimball International, Inc (Class B)	23
1,970		Knoll, Inc	46
1,994		Korn/Ferry International	98
1,270		LSC Communications, Inc	14
2,161		Manpower, Inc	186
1,217		Matthews International Corp (Class A)	61
919		McGrath RentCorp	50
757	*	Mistras Group, Inc	16
1,705		Mobile Mini, Inc	75
1,290		MSA Safety, Inc	137
514		Multi-Color Corp	32
1,969		Navigant Consulting, Inc	46
12,951		Nielsen NV	358
563	*	NL Industries, Inc	3
1,977	*	On Assignment, Inc	156
7,274		Pitney Bowes, Inc	52
1,198		Quad Graphics, Inc	25
7,950		Republic Services, Inc	578
1,107		Resources Connection, Inc	18
4,381		Robert Half International, Inc	308
3,591		Rollins, Inc	218
2,868		RR Donnelley & Sons Co	16
672	*	SP Plus Corp	25
3,128		Steelcase, Inc (Class A)	58
3,227	*	Stericycle, Inc	189
461		Systemax, Inc	15
1,231	*,e	Team, Inc	28
2,101		Tetra Tech, Inc	144
6,811		TransUnion	501
1,603	*	TriNet Group, Inc	90
1,626	*	TrueBlue, Inc	42
592		Unifirst Corp	103
844		US Ecology, Inc	62
5,683	*	Verisk Analytics, Inc	685
795		Viad Corp	47
340		VSE Corp	11
1,451	*	WageWorks, Inc	62
15,581		Waste Management, Inc	1,408
279	*	Willdan Group, Inc	10

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,812

CONSUMER DURABLES & APPAREL - 1.3%
821		Acushnet Holdings Corp	23
2,238	*	American Outdoor Brands Corp	35
383		Bassett Furniture Industries, Inc	8
1,140	*	Beazer Homes USA, Inc	12
3,230		Brunswick Corp	216
3,598		Callaway Golf Co	87
1,735		Carter’s, Inc	171
237	*	Cavco Industries, Inc	60
707	*	Century Communities, Inc	19
727		Clarus Corp	8
1,106		Columbia Sportswear Co	103
2,849	*	CROCS, Inc	61
447		Culp, Inc	11
1,222	*	Deckers Outdoor Corp	145
12,733		DR Horton, Inc	537
458		Escalade, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

958		Ethan Allen Interiors, Inc	$20
273		Flexsteel Industries, Inc	8
1,713	*	Fossil Group, Inc	40
4,152		Garmin Ltd	291
1,666	*	G-III Apparel Group Ltd	80
4,066	*,e	GoPro, Inc	29
992	*	Green Brick Partners, Inc	10
364		Hamilton Beach Brands Holding Co	8
14,194		Hanesbrands, Inc	262
3,939		Hasbro, Inc	414
1,059	*	Helen of Troy Ltd	139
438		Hooker Furniture Corp	15
4,761	*	Hovnanian Enterprises, Inc (Class A)	8
845	*	Installed Building Products Inc	33
1,024	*	iRobot Corp	113
232		Johnson Outdoors, Inc	22
3,347		KB Home	80
1,887		La-Z-Boy, Inc	60
4,915		Leggett & Platt, Inc	215
631		Lennar Corp (B Shares)	24
10,479		Lennar Corp (Class A)	489
624	*,e	LGI Homes, Inc	30
362		Lifetime Brands, Inc	4
3,534	*	Lululemon Athletica, Inc	574
862	*	M/I Homes, Inc	21
776	*	Malibu Boats Inc	42
441		Marine Products Corp	10
12,611	*,e	Mattel, Inc	198
673	*	MCBC Holdings, Inc	24
1,662		MDC Holdings, Inc	49
1,156	*	Meritage Homes Corp	46
5,047	*	Michael Kors Holdings Ltd	346
2,360	*	Mohawk Industries, Inc	414
638		Movado Group, Inc	27
182		Nacco Industries, Inc (Class A)	6
1,163	*	Nautilus, Inc	16
556	*	New Home Co Inc	4
16,718		Newell Rubbermaid, Inc	339
45,807		Nike, Inc (Class B)	3,881
117	*	NVR, Inc	289
621		Oxford Industries, Inc	56
546	*	Perry Ellis International, Inc	15
2,203		Polaris Industries, Inc	222
8,920		Pulte Homes, Inc	221
2,715		PVH Corp	392
2,037		Ralph Lauren Corp	280
1,594	*	Roku, Inc	116
4,672	*	Skechers U.S.A., Inc (Class A)	130
251		Skyline Corp	7
2,305		Steven Madden Ltd	122
652	e	Sturm Ruger & Co, Inc	45
295		Superior Uniform Group, Inc	6
10,357		Tapestry, Inc	521
4,130	*	Taylor Morrison Home Corp	74
1,812	*,e	Tempur Sealy International, Inc	96
5,202		Toll Brothers, Inc	172
1,426	*	TopBuild Corp	81
6,145	*	TRI Pointe Homes, Inc	76
1,753		Tupperware Corp	59
7,306	*,e	Under Armour, Inc	142
7,201	*,e	Under Armour, Inc (Class A)	153
700	*	Unifi, Inc	20
585	*	Universal Electronics, Inc	23
1,001	*	Vera Bradley, Inc	15
11,801		VF Corp	1,103

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,174	*	Vista Outdoor, Inc	$39
2,393		Whirlpool Corp	284
889	*	William Lyon Homes, Inc	14
3,662		Wolverine World Wide, Inc	143
1,093	*	Zagg, Inc	16

		TOTAL CONSUMER DURABLES & APPAREL	14,825

CONSUMER SERVICES - 2.2%
2,413	*	Adtalem Global Education, Inc	116
675	*	American Public Education, Inc	22
9,028		ARAMARK Holdings Corp	388
2,383		BBX Capital Corp	18
3,449	*	Belmond Ltd.	63
3	*	Biglari Holdings, Inc (A Shares)	3
39	*	Biglari Holdings, Inc (B Shares)	7
817		BJ’s Restaurants, Inc	59
3,148		Bloomin’ Brands, Inc	62
641	*	Bojangles’, Inc	10
3,239	e	Boyd Gaming Corp	110
1,976	*	Bright Horizons Family Solutions	233
1,545		Brinker International, Inc	72
22,033	*,e	Caesars Entertainment Corp	226
2,656	*	Career Education Corp	40
14,990		Carnival Corp	956
591		Carriage Services, Inc	13
1,345	*	Carrols Restaurant Group, Inc	20
761	*	Century Casinos, Inc	6
1,753		Cheesecake Factory	94
3,925	*	Chegg, Inc	112
894	*	Chipotle Mexican Grill, Inc (Class A)	406
1,319		Choice Hotels International, Inc	110
435		Churchill Downs, Inc	121
751	*	Chuy’s Holdings, Inc	20
521	e	Cracker Barrel Old Country Store, Inc	77
4,390		Darden Restaurants, Inc	488
1,638		Dave & Buster’s Entertainment, Inc	108
1,033	*	Del Frisco’s Restaurant Group, Inc	9
1,227	*	Del Taco Restaurants, Inc	14
2,646	*	Denny’s Corp	39
664		DineEquity, Inc	54
1,538		Domino’s Pizza, Inc	453
2,096	*	Drive Shack, Inc	12
2,930		Dunkin Brands Group, Inc	216
809	*	El Pollo Loco Holdings, Inc	10
2,425	*,e	Eldorado Resorts, Inc	118
125	*,e	Empire Resorts, Inc	1
6,386		Extended Stay America, Inc	129
1,005	*	Fiesta Restaurant Group, Inc	27
412	*	Golden Entertainment, Inc	10
115		Graham Holdings Co	67
1,750	*	Grand Canyon Education, Inc	197
6,952		H&R Block, Inc	179
768	*	Habit Restaurants, Inc	12
3,588	*	Hilton Grand Vacations, Inc	119
10,043		Hilton Worldwide Holdings, Inc	811
4,089	*	Houghton Mifflin Harcourt Co	29
1,688		Hyatt Hotels Corp	134
4,144		International Game Technology plc	82
972		International Speedway Corp (Class A)	43
596	*	J Alexander’s Holdings, Inc	7
1,093		Jack in the Box, Inc	92
1,321	*	K12, Inc	23
13,279		Las Vegas Sands Corp	788
1,409	*	Laureate Education, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

608	*	Lindblad Expeditions Holdings, Inc	$9
10,615		Marriott International, Inc (Class A)	1,401
1,536	e	Marriott Vacations Worldwide Corp	172
28,570		McDonald’s Corp	4,779
19,049		MGM Resorts International	532
388	*	Monarch Casino & Resort, Inc	18
133		Nathan’s Famous, Inc	11
400	*	Noodles & Co	5
7,520	*	Norwegian Cruise Line Holdings Ltd	432
1,063	e	Papa John’s International, Inc	55
3,355	*	Penn National Gaming, Inc	110
2,110	*	Pinnacle Entertainment, Inc	71
3,264		Planet Fitness, Inc	176
322	*	PlayAGS, Inc	9
946	*	Potbelly Corp	12
330		RCI Hospitality Holdings, Inc	10
638	*	Red Lion Hotels Corp	8
500	*	Red Robin Gourmet Burgers, Inc	20
2,623		Red Rock Resorts, Inc	70
1,367	*	Regis Corp	28
6,066		Royal Caribbean Cruises Ltd	788
1,174		Ruth’s Chris Steak House, Inc	37
1,968	*	Scientific Games Corp (Class A)	50
1,710	*	SeaWorld Entertainment, Inc	54
6,513		Service Corp International	288
4,718	*	ServiceMaster Global Holdings, Inc	293
841	*	Shake Shack, Inc	53
2,790		Six Flags Entertainment Corp	195
1,512		Sonic Corp	66
1,487	*	Sotheby’s (Class A)	73
581		Speedway Motorsports, Inc	10
48,300		Starbucks Corp	2,745
791		Strategic Education Inc	108
2,599		Texas Roadhouse, Inc (Class A)	180
1,434		Vail Resorts, Inc	394
1,421	*	Weight Watchers International, Inc	102
7,240		Wendy’s	124
1,127		Wingstop, Inc	77
3,769		Wyndham Hotels & Resorts, Inc	209
3,769		Wyndham Worldwide Corp	163
3,813		Wynn Resorts Ltd	484
13,720		Yum China Holdings, Inc	482
11,620		Yum! Brands, Inc	1,056
805	*	Zoe’s Kitchen, Inc	10

		TOTAL CONSUMER SERVICES	23,626

DIVERSIFIED FINANCIALS - 3.5%
1,964		Affiliated Managers Group, Inc	269
1,028		AG Mortgage Investment Trust	19
15,541		AGNC Investment Corp	290
14,989		Ally Financial, Inc	396
26,011		American Express Co	2,770
5,258		Ameriprise Financial, Inc	776
45,389		Annaly Capital Management, Inc	464
3,633		Anworth Mortgage Asset Corp	17
3,555		Apollo Commercial Real Estate Finance, Inc	67
1,906	e	Arbor Realty Trust, Inc	22
1,014		Ares Commercial Real Estate Corp	14
727	e	Arlington Asset Investment Corp (Class A)	7
1,518	*	ARMOUR Residential REIT, Inc	34
1,731		Artisan Partners Asset Management, Inc	56
269	e	Associated Capital Group, Inc	11
2,490		AXA Equitable Holdings, Inc	53
382		B. Riley Financial, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	$27
34,141		Bank of New York Mellon Corp	1,741
8,951		BGC Partners, Inc (Class A)	106
4,508		BlackRock, Inc	2,125
3,698	e	Blackstone Mortgage Trust, Inc	124
2,523	*	Cannae Holdings, Inc	53
17,691		Capital One Financial Corp	1,679
3,681		Capstead Mortgage Corp	29
4,190		CBOE Holdings, Inc	402
44,361		Charles Schwab Corp	2,180
412		Cherry Hill Mortgage Investment Corp	7
5,258		Chimera Investment Corp	95
12,427		CME Group, Inc	2,115
853		Cohen & Steers, Inc	35
3,033	e	Colony Credit Real Estate, Inc	67
1,050	*	Cowen Group, Inc	17
436	*	Credit Acceptance Corp	191
334	*	Curo Group Holdings Corp	10
118		Diamond Hill Investment Group, Inc	20
12,510		Discover Financial Services	956
1,075	*	Donnelley Financial Solutions, Inc	19
1,860		Dynex Capital, Inc	12
9,915	*	E*TRADE Financial Corp	519
4,044		Eaton Vance Corp	213
588	*	Elevate Credit, Inc	5
978	*,e	Encore Capital Group, Inc	35
1,226	*	Enova International, Inc	35
1,565		Evercore Partners, Inc (Class A)	157
1,443		Exantas Capital Corp	16
1,988	*	Ezcorp, Inc (Class A)	21
1,406		Factset Research Systems, Inc	315
3,795		Federated Investors, Inc (Class B)	92
5,062	*	FGL Holdings	45
1,853		FirstCash, Inc	152
570	*	Focus Financial Partners, Inc	27
11,857		Franklin Resources, Inc	361
1,532	e	Gain Capital Holdings, Inc	10
181		GAMCO Investors, Inc (Class A)	4
12,980		Goldman Sachs Group, Inc	2,911
1,667		Granite Point Mortgage Trust, Inc	32
416		Great Ajax Corp	6
1,775	*	Green Dot Corp	158
1,124		Greenhill & Co, Inc	30
544		Hamilton Lane, Inc	24
836		Houlihan Lokey, Inc	38
2,624		Interactive Brokers Group, Inc (Class A)	145
20,801		IntercontinentalExchange Group, Inc	1,558
601	*	INTL FCStone, Inc	29
15,288		Invesco Ltd	350
2,531		Invesco Mortgage Capital, Inc	40
1,302		Investment Technology Group, Inc	28
11,485		Jefferies Financial Group, Inc	252
419		KKR Real Estate Finance Trust, Inc	8
2,622		Ladder Capital Corp	44
5,033		Ladenburg Thalmann Financial Services, Inc	14
4,392		Lazard Ltd (Class A)	211
3,386		Legg Mason, Inc	106
12,454	*	LendingClub Corp	48
3,491		LPL Financial Holdings, Inc	225
1,365		MarketAxess Holdings, Inc	244
418		Marlin Business Services Corp	12
14,764		MFA Mortgage Investments, Inc	108
1,429		Moelis & Co	78
6,110		Moody’s Corp	1,022
45,708		Morgan Stanley	2,129

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

745		Morningstar, Inc	$94
3,273		MSCI, Inc (Class A)	581
4,411		NASDAQ OMX Group, Inc	378
9,280		Navient Corp	125
763		Nelnet, Inc (Class A)	44
10,724		New Residential Investment Corp	191
4,058		New York Mortgage Trust, Inc	25
959	*,m	NewStar Financial, Inc	0	^
7,418		Northern Trust Corp	758
2,164		OM Asset Management plc	27
2,011	*	On Deck Capital, Inc	15
2,827	*	OneMain Holdings, Inc	95
448		Oppenheimer Holdings, Inc	14
1,276	e	Orchid Island Capital, Inc	9
2,603		PennyMac Mortgage Investment Trust	53
896		Pico Holdings, Inc	11
553		Piper Jaffray Cos	42
727		PJT Partners, Inc	38
1,801	*,e	PRA Group, Inc	65
527		Pzena Investment Management, Inc (Class A)	5
4,885		Raymond James Financial, Inc	450
607	*	Ready Capital Corp	10
2,957		Redwood Trust, Inc	48
383	*	Regional Management Corp	11
9,116		S&P Global, Inc	1,781
808	*	Safeguard Scientifics, Inc	8
4,273		Santander Consumer USA Holdings, Inc	86
4,960		SEI Investments Co	303
298		Silvercrest Asset Management Group, Inc	4
16,893	*	SLM Corp	188
13,446		State Street Corp	1,126
2,581		Stifel Financial Corp	132
28,014		Synchrony Financial	871
8,529		T Rowe Price Group, Inc	931
10,451		TD Ameritrade Holding Corp	552
427		TPG RE Finance Trust, Inc	9
7,131		Two Harbors Investment Corp	106
1,024	e	Virtu Financial, Inc	21
255		Virtus Investment Partners, Inc	29
6,259		Voya Financial, Inc	311
3,248	e	Waddell & Reed Financial, Inc (Class A)	69
1,589		Western Asset Mortgage Capital Corp	16
322		Westwood Holdings Group, Inc	17
4,611		WisdomTree Investments, Inc	39
229	*	World Acceptance Corp	26

		TOTAL DIVERSIFIED FINANCIALS	38,855

ENERGY - 5.7%
5,830	*	Abraxas Petroleum Corp	14
99		Adams Resources & Energy, Inc	4
3,466	*,e	Alta Mesa Resources, Inc	14
19,112		Anadarko Petroleum Corp	1,288
5,223		Andeavor	802
7,333	*	Antero Resources Corp	130
14,158		Apache Corp	675
2,927	*	Apergy Corp	127
1,515	*,e	Approach Resources, Inc	3
550		Arch Coal, Inc	49
4,687		Archrock, Inc	57
985	*	Ardmore Shipping Corp	6
15,427		Baker Hughes a GE Co	522
661	*	Basic Energy Services, Inc	7
784	*	Bonanza Creek Energy, Inc	23
1,469	*	Bristow Group, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,777	*	C&J Energy Services, Inc	$37
15,262		Cabot Oil & Gas Corp	344
812	*	Cactus, Inc	31
1,677	*	California Resources Corp	81
7,833	*	Callon Petroleum Co	94
905	*,e	CARBO Ceramics, Inc	7
2,286	*	Carrizo Oil & Gas, Inc	58
6,772	*,e	Centennial Resource Development, Inc	148
8,023	*	Cheniere Energy, Inc	558
32,228	*,e	Chesapeake Energy Corp	145
69,578		Chevron Corp	8,508
3,210		Cimarex Energy Co	298
5,167	*	Clean Energy Fuels Corp	13
2,858	*	Cloud Peak Energy, Inc	7
8,770	*	CNX Resources Corp	125
7,124	*	Concho Resources, Inc	1,088
42,621		ConocoPhillips	3,299
1,096	*	CONSOL Energy, Inc	45
3,475	*	Continental Resources, Inc	237
1,185	*,e	Covia Holdings Corp	11
612	e	CVR Energy, Inc	25
3,058		Delek US Holdings, Inc	130
15,050	*	Denbury Resources, Inc	93
19,371		Devon Energy Corp	774
2,870		DHT Holdings, Inc	13
2,618	*,e	Diamond Offshore Drilling, Inc	52
3,701		Diamondback Energy, Inc	500
1,163	*	Dorian LPG Ltd	9
1,470	*	Dril-Quip, Inc	77
384	*	Earthstone Energy, Inc	4
3,296	*,e	Eclipse Resources Corp	4
3,248	*	Energen Corp	280
2,812	*	Energy Fuels, Inc	9
1,132	*	Energy XXI Gulf Coast, Inc	9
21,344		EOG Resources, Inc	2,723
1,448	*,e	EP Energy Corp	3
9,818		EQT Corp	434
891	*	Era Group, Inc	11
668		Evolution Petroleum Corp	7
1,256	*	Exterran Corp	33
4,719	*,e	Extraction Oil & Gas, Inc	53
154,797		Exxon Mobil Corp	13,161
2,612	*	Forum Energy Technologies, Inc	27
1,937		Frank’s International NV	17
2,830	e	Frontline Ltd	16
744	*	FTS International, Inc	9
1,757		GasLog Ltd	35
3,789		Golar LNG Ltd	105
1,490		Green Plains Renewable Energy, Inc	26
6,440	*	Gulfport Energy Corp	67
4,058	*,e	Halcon Resources Corp	18
557		Hallador Energy Co	3
31,721		Halliburton Co	1,286
5,378	*	Helix Energy Solutions Group, Inc	53
3,775		Helmerich & Payne, Inc	260
9,840		Hess Corp	704
2,221	*	HighPoint Resources Corp	11
5,996		HollyFrontier Corp	419
1,312	*	Independence Contract Drilling, Inc	6
1,110	*	International Seaways, Inc	22
388	*	ION Geophysical Corp	6
30	*	Isramco, Inc	4
1,195	*,e	Jagged Peak Energy, Inc	17
1,187	*	Keane Group, Inc	15
384	*	Key Energy Services, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

69,464		Kinder Morgan, Inc	$1,232
641	*	KLX Energy Services Holdings, Inc	21
7,503	*	Kosmos Energy LLC	70
6,373	*	Laredo Petroleum Holdings, Inc	52
394	e	Liberty Oilfield Services, Inc	8
1,582	*	Lilis Energy, Inc	8
275		Mammoth Energy Services, Inc	8
31,474		Marathon Oil Corp	733
16,524		Marathon Petroleum Corp	1,321
3,403	*	Matador Resources Co	112
1,193	*	Matrix Service Co	29
6,808	*	McDermott International, Inc	125
377	*	Midstates Petroleum Co, Inc	3
6,404		Murphy Oil Corp	213
11,900		Nabors Industries Ltd	73
14,486		National Oilwell Varco, Inc	624
561	*	Natural Gas Services Group, Inc	12
410	*,e	NCS Multistage Holdings, Inc	7
6,721	*	Newfield Exploration Co	194
3,366	*	Newpark Resources, Inc	35
250	*	Nine Energy Service, Inc	8
9,079	*	Noble Corp plc	64
17,812		Noble Energy, Inc	556
3,925	e	Nordic American Tanker Shipping	8
3,920	*	Northern Oil And Gas, Inc	16
9,279	*	Oasis Petroleum, Inc	132
28,154		Occidental Petroleum Corp	2,313
2,001	*	Ocean Rig UDW, Inc	69
3,828	*	Oceaneering International, Inc	106
2,073	*	Oil States International, Inc	69
15,197		Oneok, Inc	1,030
836	*	Overseas Shipholding Group, Inc	3
648		Panhandle Oil and Gas, Inc (Class A)	12
1,291	*	Par Pacific Holdings, Inc	26
9,019	*	Parsley Energy, Inc	264
8,122		Patterson-UTI Energy, Inc	139
4,259		PBF Energy, Inc	213
2,579	*	PDC Energy, Inc	126
2,971		Peabody Energy Corp	106
544	*	Penn Virginia Corp	44
620	*	PHI, Inc	6
15,329		Phillips 66	1,728
2,571	*	Pioneer Energy Services Corp	8
6,184		Pioneer Natural Resources Co	1,077
2,609	*	ProPetro Holding Corp	43
9,406	*	Questar Market Resources, Inc	106
7,038		Range Resources Corp	120
1,467	*	Renewable Energy Group, Inc	42
838	*,e	Resolute Energy Corp	32
234	*	Rex American Resources Corp	18
611	*	RigNet, Inc	12
1,749	*	Ring Energy, Inc	17
4,518	*	Rowan Cos plc	85
2,256	e	RPC, Inc	35
2,726	*,e	Sanchez Energy Corp	6
1,269	*	SandRidge Energy, Inc	14
50,997		Schlumberger Ltd	3,107
6,794	e	Scorpio Tankers, Inc	14
617	*	SEACOR Holdings, Inc	30
629	*	SEACOR Marine Holdings, Inc	14
351	*	Select Energy Services, Inc	4
2,570		SemGroup Corp	57
2,365	e	Ship Finance International Ltd	33
253	*	SilverBow Resources, Inc	7
4,345		SM Energy Co	137

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

801	*,e	Smart Sand, Inc	$3
369	*,e	Solaris Oilfield Infrastructure, Inc	7
19,699	*	Southwestern Energy Co	101
7,633	*	SRC Energy, Inc	68
5,923	*	Superior Energy Services	58
749	*	Talos Energy, Inc	25
7,616		Targa Resources Investments, Inc	429
2,010	e	Teekay Corp	14
3,273		Teekay Tankers Ltd (Class A)	3
2,116	*,e	Tellurian, Inc	19
3,896	*	Tetra Technologies, Inc	18
878	*	Tidewater, Inc	27
15,313	*,e	Transocean Ltd (NYSE)	214
1,986	*	Unit Corp	52
5,127	*	Uranium Energy Corp	9
3,143	e	US Silica Holdings Inc	59
15,720		Valero Energy Corp	1,788
3,587	*	W&T Offshore, Inc	35
34,561	*	Weatherford International Ltd	94
3,512	*	Whiting Petroleum Corp	186
705	*,e	WildHorse Resource Development Corp	17
44,651		Williams Cos, Inc	1,214
2,651		World Fuel Services Corp	73
15,377	*	WPX Energy, Inc	309

		TOTAL ENERGY	62,165

FOOD & STAPLES RETAILING - 0.9%
1,108		Andersons, Inc	42
1,203		Casey’s General Stores, Inc	155
776	*	Chefs’ Warehouse Holdings, Inc	28
555		Ingles Markets, Inc (Class A)	19
29,322		Kroger Co	854
345	*	Natural Grocers by Vitamin C	6
3,740	*	Performance Food Group Co	125
820		Pricesmart, Inc	66
34,626	*,e	Rite Aid Corp	44
1,024	*	Smart & Final Stores, Inc	6
957		Spartan Stores, Inc	19
4,309	*	Sprouts Farmers Market, Inc	118
888	*	SUPERVALU, Inc	29
17,657		Sysco Corp	1,293
2,032	*	United Natural Foods, Inc	61
7,566	*	US Foods Holding Corp	233
292		Village Super Market (Class A)	8
30,953		Walgreens Boots Alliance, Inc	2,256
52,250		Walmart, Inc	4,907
313		Weis Markets, Inc	14

		TOTAL FOOD & STAPLES RETAILING	10,283

FOOD, BEVERAGE & TOBACCO - 3.7%
4,215	*	22nd Century Group, Inc	12
136	e	Alico, Inc	5
69,242		Altria Group, Inc	4,176
20,341		Archer Daniels Midland Co	1,023
2,508	e	B&G Foods, Inc (Class A)	69
344	*	Boston Beer Co, Inc (Class A)	99
1,865		Brown-Forman Corp	95
10,467		Brown-Forman Corp (Class B)	529
4,825		Bunge Ltd	331
583	e	Calavo Growers, Inc	56
1,263		Cal-Maine Foods, Inc	61
6,056	e	Campbell Soup Co	222
3,333	*	Castle Brands, Inc	4
185		Coca-Cola Bottling Co Consolidated	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

139,747		Coca-Cola Co	$6,455
13,654		ConAgra Foods, Inc	464
5,685		Constellation Brands, Inc (Class A)	1,226
15,984		Costco Wholesale Corp	3,754
418	*	Craft Brewers Alliance, Inc	7
6,364	*	Darling International, Inc	123
3,513		Dean Foods Co	25
288	*	Farmer Bros Co	8
6,808		Flowers Foods, Inc	127
1,315		Fresh Del Monte Produce, Inc	45
901	*	Freshpet, Inc	33
21,591		General Mills, Inc	927
3,970	*	Hain Celestial Group, Inc	108
5,112		Hershey Co	521
10,106		Hormel Foods Corp	398
3,112	*	Hostess Brands, Inc	34
2,632		Ingredion, Inc	276
585		J&J Snack Foods Corp	88
4,037		J.M. Smucker Co	414
368		John B. Sanfilippo & Son, Inc	26
8,945		Kellogg Co	626
6,555		Keurig Dr Pepper, Inc	152
22,359		Kraft Heinz Co	1,232
5,006		Lamb Weston Holdings, Inc	333
621		Lancaster Colony Corp	93
1,056	*	Landec Corp	15
443		Limoneira Co	12
4,446		McCormick & Co, Inc	586
476		MGP Ingredients, Inc	38
6,197		Molson Coors Brewing Co (Class B)	381
53,068		Mondelez International, Inc	2,280
14,610	*	Monster Beverage Corp	851
457		National Beverage Corp	53
51,781		PepsiCo, Inc	5,789
57,003		Philip Morris International, Inc	4,648
2,078	*	Pilgrim’s Pride Corp	38
4,172		Pinnacle Foods, Inc	270
2,539	*	Post Holdings, Inc	249
845	*	Primo Water Corp	15
787	e	Sanderson Farms, Inc	81
10		Seaboard Corp	37
365	*	Seneca Foods Corp	12
2,221	*	Simply Good Foods Co	43
326	e	Tootsie Roll Industries, Inc	9
2,158	*	TreeHouse Foods, Inc	103
183		Turning Point Brands, Inc	8
10,319		Tyson Foods, Inc (Class A)	614
917		Universal Corp	60
3,236	e	Vector Group Ltd	45

		TOTAL FOOD, BEVERAGE & TOBACCO	40,448

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
338	*,e	AAC Holdings, Inc	3
62,561		Abbott Laboratories	4,589
1,565	*	Abiomed, Inc	704
3,023	*	Acadia Healthcare Co, Inc	106
3,073	*	Accuray, Inc	14
255	*	Addus HomeCare Corp	18
11,713		Aetna Inc	2,376
2,916	*	Align Technology, Inc	1,141
7,075	*	Allscripts Healthcare Solutions, Inc	101
1,099	*	Amedisys, Inc	137
368	*	American Renal Associates Holdings, Inc	8
5,940		AmerisourceBergen Corp	548

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,811	*	AMN Healthcare Services, Inc	$99
1,310	*	Angiodynamics, Inc	28
566	*	Anika Therapeutics, Inc	24
5,621	*	Antares Pharma, Inc	19
9,474		Anthem, Inc	2,596
912	*,e	Apollo Medical Holdings, Inc	20
1,482	*	athenahealth, Inc	198
1,229	*	AtriCure, Inc	43
55		Atrion Corp	38
1,812	*	Avanos Medical, Inc	124
1,009	*	AxoGen, Inc	37
18,565		Baxter International, Inc	1,431
9,666		Becton Dickinson & Co	2,523
4,529	*	BioScrip, Inc	14
1,148	*	BioTelemetry, Inc	74
50,281	*	Boston Scientific Corp	1,936
7,134	*	Brookdale Senior Living, Inc	70
1,418		Cantel Medical Corp	131
1,019	*	Capital Senior Living Corp	10
11,679		Cardinal Health, Inc	631
1,207	*	Cardiovascular Systems, Inc	47
2,441	*	Castlight Health, Inc	7
7,519	*	Centene Corp	1,089
11,756	*	Cerner Corp	757
4,212	*	Cerus Corp	30
611		Chemed Corp	195
8,706		Cigna Corp	1,813
504	*	Civitas Solutions, Inc	7
481	e	Computer Programs & Systems, Inc	13
1,071		Conmed Corp	85
1,710		Cooper Cos, Inc	474
368	*	Corvel Corp	22
1,273	*	Cross Country Healthcare, Inc	11
1,250	*	CryoLife, Inc	44
917	*,e	CryoPort, Inc	12
593	*	Cutera, Inc	19
37,265		CVS Health Corp	2,933
1,039	*	CytoSorbents Corp	13
22,875		Danaher Corp	2,486
4,837	*	DaVita, Inc	346
8,598		Dentsply Sirona, Inc	324
3,340	*	DexCom, Inc	478
1,886	*	Diplomat Pharmacy, Inc	37
7,699	*	Edwards Lifesciences Corp	1,340
3,477		Encompass Health Corp	271
3,300	*	Endologix, Inc	6
1,885		Ensign Group, Inc	71
4,540	*	Envision Healthcare Corp	208
2,484	*,e	Evolent Health, Inc	71
20,832	*	Express Scripts Holding Co	1,979
229	*	FONAR Corp	6
1,393	*	Genesis Health Care, Inc	2
1,865	*	GenMark Diagnostics, Inc	14
1,112	*,e	Glaukos Corp	72
2,762	*	Globus Medical, Inc	157
2,039	*	Haemonetics Corp	234
9,993		HCA Holdings, Inc	1,390
1,932	*	HealthEquity, Inc	182
1,071		HealthStream, Inc	33
5,686	*	Henry Schein, Inc	483
236	*	Heska Corp	27
2,532		Hill-Rom Holdings, Inc	239
3,262	*	HMS Holdings Corp	107
10,324	*	Hologic, Inc	423
5,032		Humana, Inc	1,703

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

588	*	ICU Medical, Inc	$166
3,173	*	Idexx Laboratories, Inc	792
672	*	Inogen Inc	164
2,425	*,e	Inovalon Holdings, Inc	24
279	*	Inspire Medical Systems, Inc	12
2,272	*	Insulet Corp	241
935	*	Integer Holding Corp	78
2,413	*	Integra LifeSciences Holdings Corp	159
222	*	IntriCon Corp	12
4,116	*	Intuitive Surgical, Inc	2,363
1,260		Invacare Corp	18
878	*	iRhythm Technologies, Inc	83
1,571	*	K2M Group Holdings, Inc	43
3,717	*	Laboratory Corp of America Holdings	646
982	*	Lantheus Holdings, Inc	15
562		LeMaitre Vascular, Inc	22
1,045	*	LHC Group, Inc	108
1,442	*	LifePoint Hospitals, Inc	93
1,646	*	LivaNova plc	204
735	*	Magellan Health Services, Inc	53
1,746	*	Masimo Corp	217
7,372		McKesson Corp	978
2,192	*	Medidata Solutions, Inc	161
3,431	*	MEDNAX, Inc	160
49,561		Medtronic plc	4,875
1,637		Meridian Bioscience, Inc	24
1,836	*	Merit Medical Systems, Inc	113
2,279	*	Molina Healthcare, Inc	339
685	*,e	NantHealth, Inc	1
212		National Healthcare Corp	16
357		National Research Corp	14
1,257	*	Natus Medical, Inc	45
1,932	*	Neogen Corp	138
1,074	*	Nevro Corp	61
1,960	*	NextGen Healthcare, Inc	39
2,085	*	Novocure Ltd	109
1,937	*	NuVasive, Inc	137
511	*	Nuvectra Corp	11
2,539	*	NxStage Medical, Inc	71
1,384	*	Omnicell, Inc	100
2,181	*	OraSure Technologies, Inc	34
679	*	Orthofix International NV	39
2,343		Owens & Minor, Inc	39
919	*	Oxford Immunotec Global plc	15
3,229	e	Patterson Cos, Inc	79
1,140	*	Penumbra, Inc	171
275	*	PetIQ, Inc	11
1,594	*	Premier, Inc	73
495	*	Providence Service Corp	33
356	*,e	Pulse Biosciences, Inc	5
4,917		Quest Diagnostics, Inc	531
1,084	*	Quidel Corp	71
3,887	*	R1 RCM, Inc	39
1,510	*	RadNet, Inc	23
5,009		Resmed, Inc	578
1,891	*,e	Rockwell Medical, Inc	8
2,673	*	RTI Biologics, Inc	12
4,065	*	Select Medical Holdings Corp	75
2,436	*,e	Senseonics Holdings, Inc	12
549	*	Sientra, Inc	13
414		Simulations Plus, Inc	8
1,741	*	Staar Surgical Co	84
2,985		STERIS Plc	341
12,520		Stryker Corp	2,225
643	*,e	Surgery Partners, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

516	*	SurModics, Inc	$39
350	*	Tabula Rasa HealthCare, Inc	28
357	*	Tactile Systems Technology, Inc	25
1,644	*	Tandem Diabetes Care, Inc	70
2,089	*	Teladoc, Inc	180
1,689		Teleflex, Inc	449
3,172	*,e	Tenet Healthcare Corp	90
1,422	*	Tivity Health, Inc	46
5,738	*,e	TransEnterix, Inc	33
948	*	Triple-S Management Corp (Class B)	18
34,964		UnitedHealth Group, Inc	9,302
3,028		Universal Health Services, Inc (Class B)	387
468		US Physical Therapy, Inc	56
149		Utah Medical Products, Inc	14
1,492	*	Varex Imaging Corp	43
3,205	*	Varian Medical Systems, Inc	359
4,450	*	Veeva Systems, Inc	484
1,068	*	ViewRay, Inc	10
1,082	*	Vocera Communications, Inc	40
1,792	*	WellCare Health Plans, Inc	574
2,710		West Pharmaceutical Services, Inc	335
4,098	*,e	Wright Medical Group NV	119
7,276		Zimmer Biomet Holdings, Inc	957

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	71,144

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
400	*	Central Garden & Pet Co	14
1,366	*	Central Garden and Pet Co (Class A)	45
9,043		Church & Dwight Co, Inc	537
4,937		Clorox Co	743
31,181		Colgate-Palmolive Co	2,088
17,354		Coty, Inc	218
2,241	*	Edgewell Personal Care Co	104
812	*,e	elf Beauty, Inc	10
2,362		Energizer Holdings, Inc	138
7,945		Estee Lauder Cos (Class A)	1,155
3,725	*	Herbalife Ltd	203
735		Inter Parfums, Inc	47
12,752		Kimberly-Clark Corp	1,449
385		Medifast, Inc	85
325	e	Natural Health Trends Corp	8
537	*	Nature’s Sunshine Products, Inc	5
2,034		Nu Skin Enterprises, Inc (Class A)	168
255		Oil-Dri Corp of America	10
91,477		Procter & Gamble Co	7,613
480	*,e	Revlon, Inc (Class A)	11
1,707		Spectrum Brands Holdings, Inc	127
426	*	USANA Health Sciences, Inc	51
538		WD-40 Co	93

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,922

INSURANCE - 3.9%
27,705		Aflac, Inc	1,304
528		Alleghany Corp	345
12,685		Allstate Corp	1,252
1,747	*	AMBAC Financial Group, Inc	36
3,330		American Equity Investment Life Holding Co	118
2,665		American Financial Group, Inc	296
33,475		American International Group, Inc	1,782
284		American National Insurance Co	37
751		Amerisafe, Inc	47
3,256		Amtrust Financial Services, Inc	47
8,766		Aon plc	1,348
14,364	*	Arch Capital Group Ltd	428

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,294		Argo Group International Holdings Ltd	$82
6,208		Arthur J. Gallagher & Co	462
2,327		Aspen Insurance Holdings Ltd	97
1,799		Assurant, Inc	194
4,096		Assured Guaranty Ltd	173
5,891	*	Athene Holding Ltd	304
2,754		Axis Capital Holdings Ltd	159
70,903	*	Berkshire Hathaway, Inc (Class B)	15,181
3,589	*	Brighthouse Financial, Inc	159
7,851		Brown & Brown, Inc	232
16,969		Chubb Ltd	2,268
5,815		Cincinnati Financial Corp	447
2,162	*,e	Citizens, Inc (Class A)	18
758		CNA Financial Corp	35
6,647		Conseco, Inc	141
723		Crawford & Co (Class B)	7
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	21
252		EMC Insurance Group, Inc	6
1,239		Employers Holdings, Inc	56
437	*	Enstar Group Ltd	91
983		Erie Indemnity Co (Class A)	125
1,459		Everest Re Group Ltd	333
371		FBL Financial Group, Inc (Class A)	28
485		FedNat Holding Co	12
3,673		First American Financial Corp	189
9,345		FNF Group	368
19,503	*	Genworth Financial, Inc (Class A)	81
328		Global Indemnity Ltd	12
345	*	Goosehead Insurance, Inc	12
621	*	Greenlight Capital Re Ltd (Class A)	8
368	*	Hallmark Financial Services	4
1,661		Hanover Insurance Group, Inc	205
12,715		Hartford Financial Services Group, Inc	635
290		HCI Group, Inc	13
443	*,e	Health Insurance Innovations, Inc	27
1,074	e	Heritage Insurance Holdings, Inc	16
1,591		Horace Mann Educators Corp	71
345		Independence Holding Co	12
62		Investors Title Co	10
646		James River Group Holdings Ltd	28
2,010		Kemper Corp	162
379		Kingstone Cos, Inc	7
566		Kinsale Capital Group, Inc	36
7,858		Lincoln National Corp	532
9,976		Loews Corp	501
2,565		Maiden Holdings Ltd	7
519	*	Markel Corp	617
18,445		Marsh & McLennan Cos, Inc	1,526
4,904	*,e	MBIA, Inc	52
1,072		Mercury General Corp	54
31,377		Metlife, Inc	1,466
1,991		National General Holdings Corp	53
92		National Western Life Group, Inc	29
808		Navigators Group, Inc	56
394	*	NI Holdings, Inc	7
10,495		Old Republic International Corp	235
1,513		Primerica, Inc	182
10,497		Principal Financial Group	615
1,956		ProAssurance Corp	92
21,135		Progressive Corp	1,501
422		Protective Insurance Corp	10
15,284		Prudential Financial, Inc	1,549
2,347		Reinsurance Group of America, Inc (Class A)	339
1,586		RenaissanceRe Holdings Ltd	212

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,544		RLI Corp	$121
591		Safety Insurance Group, Inc	53
2,223		Selective Insurance Group, Inc	141
630		State Auto Financial Corp	19
815		Stewart Information Services Corp	37
2,745	*	Third Point Reinsurance Ltd	36
1,255		Tiptree Financial, Inc	8
3,929		Torchmark Corp	341
9,890		Travelers Cos, Inc	1,283
855	*,e	Trupanion, Inc	31
844		United Fire & Casualty Co	43
739		United Insurance Holdings Corp	17
1,340		Universal Insurance Holdings, Inc	65
7,450		UnumProvident Corp	291
3,567		W.R. Berkley Corp	285
124		White Mountains Insurance Group Ltd	116
4,692		Willis Towers Watson plc	661

		TOTAL INSURANCE	42,756

MATERIALS - 2.9%
1,126	*,m	A Schulman, Inc	2
788		Advanced Emissions Solutions, Inc	9
1,237	*	AdvanSix, Inc	42
801	*	AgroFresh Solutions, Inc	5
7,942		Air Products & Chemicals, Inc	1,327
12,220	*,e	AK Steel Holding Corp	60
4,207		Albemarle Corp	420
6,581	*	Alcoa Corp	266
4,202	*	Allegheny Technologies, Inc	124
1,143		American Vanguard Corp	21
1,996		Aptargroup, Inc	215
716		Ardagh Group S.A.	12
2,222		Ashland Global Holdings, Inc	186
3,291		Avery Dennison Corp	357
8,232	*	Axalta Coating Systems Ltd	240
1,227		Balchem Corp	138
12,330		Ball Corp	542
3,338		Bemis Co, Inc	162
4,805	*	Berry Plastics Group, Inc	233
1,581		Boise Cascade Co	58
2,347		Cabot Corp	147
1,812		Carpenter Technology Corp	107
4,776		Celanese Corp (Series A)	544
1,952	*	Century Aluminum Co	23
8,475		CF Industries Holdings, Inc	461
284		Chase Corp	34
6,233		Chemours Co	246
623	*	Clearwater Paper Corp	19
9,437	*	Cleveland-Cliffs, Inc	119
6,825	*	Coeur Mining, Inc	36
4,501		Commercial Metals Co	92
1,251		Compass Minerals International, Inc	84
4,304	*	Crown Holdings, Inc	207
2,440		Domtar Corp	127
84,826		DowDuPont, Inc	5,455
1,609		Eagle Materials, Inc	137
5,222		Eastman Chemical Co	500
9,324		Ecolab, Inc	1,462
3,191	*	Ferro Corp	74
2,943	*,m	Ferroglobe plc	0
2,151	*	Flotek Industries, Inc	5
4,704		FMC Corp	410
657	*,e	Forterra, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

51,409		Freeport-McMoRan Copper & Gold, Inc (Class B)	$716
954	*	FutureFuel Corp	18
2,797	*	GCP Applied Technologies, Inc	74
2,189	*	Gold Resource Corp	11
12,219		Graphic Packaging Holding Co	171
203		Greif, Inc	12
985		Greif, Inc (Class A)	53
1,961		H.B. Fuller Co	101
377		Hawkins, Inc	16
501		Haynes International, Inc	18
17,634		Hecla Mining Co	49
8,070		Huntsman Corp	220
1,659	*	Ingevity Corp	169
803		Innophos Holdings, Inc	36
974		Innospec, Inc	75
2,764		International Flavors & Fragrances, Inc	385
14,799		International Paper Co	727
3,628	*	Intrepid Potash, Inc	13
656		Kaiser Aluminum Corp	72
2,377		Kapstone Paper and Packaging Corp	81
329		KMG Chemicals, Inc	25
850	*	Koppers Holdings, Inc	26
1,207	*	Kraton Polymers LLC	57
893		Kronos Worldwide, Inc	15
5,593		Louisiana-Pacific Corp	148
901	*	LSB Industries, Inc	9
11,638		LyondellBasell Industries AF S.C.A	1,193
2,320		Martin Marietta Materials, Inc	422
774		Materion Corp	47
1,370		Minerals Technologies, Inc	93
12,629		Mosaic Co	410
871		Myers Industries, Inc	20
642		Neenah Paper, Inc	55
278		NewMarket Corp	113
19,350		Newmont Mining Corp	584
11,287		Nucor Corp	716
6,399		Olin Corp	164
395		Olympic Steel, Inc	8
1,779	*	Omnova Solutions, Inc	18
5,702	*	Owens-Illinois, Inc	107
3,472		Packaging Corp of America	381
1,827		PH Glatfelter Co	35
8,571	*	Platform Specialty Products Corp	107
3,172		PolyOne Corp	139
8,959		PPG Industries, Inc	978
890	*	PQ Group Holdings, Inc	16
10,482		Praxair, Inc	1,685
510		Quaker Chemical Corp	103
1,744		Rayonier Advanced Materials, Inc	32
2,559		Reliance Steel & Aluminum Co	218
2,154		Royal Gold, Inc	166
4,842		RPM International, Inc	314
592	*	Ryerson Holding Corp	7
1,051		Schnitzer Steel Industries, Inc (Class A)	28
1,182		Schweitzer-Mauduit International, Inc	45
1,569		Scotts Miracle-Gro Co (Class A)	124
5,961		Sealed Air Corp	239
1,576		Sensient Technologies Corp	121
3,020		Sherwin-Williams Co	1,375
2,434		Silgan Holdings, Inc	68
3,576		Sonoco Products Co	198
3,201		Southern Copper Corp (NY)	138
8,549		Steel Dynamics, Inc	386
775		Stepan Co	67
4,288	*	Summit Materials, Inc	78

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,524	*	SunCoke Energy, Inc	$29
11,807	*	Tahoe Resources, Inc	33
1,535	*	TimkenSteel Corp	23
970	*	Trecora Resources	14
1,164		Tredegar Corp	25
1,292		Trinseo S.A.	101
2,505		Tronox Ltd	30
226	*	UFP Technologies, Inc	8
66		United States Lime & Minerals, Inc	5
6,801		United States Steel Corp	207
577	*	US Concrete, Inc	26
882		Valhi, Inc	2
7,329		Valvoline, Inc	158
1,233	*	Verso Corp	42
5,018		Vulcan Materials Co	558
565	e	Warrior Met Coal, Inc	15
1,396		Westlake Chemical Corp	116
9,466		WestRock Co	506
1,742	*	Worthington Industries, Inc	76
2,489		WR Grace and Co	178

		TOTAL MATERIALS	31,160

MEDIA - 2.2%
2,111	e	AMC Entertainment Holdings, Inc	43
1,592	*	AMC Networks, Inc	106
184		Cable One, Inc	163
12,207		CBS Corp (Class B)	701
3,461	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	13
6,431	*	Charter Communications, Inc	2,096
4,142		Cinemark Holdings, Inc	166
1,723		Clear Channel Outdoor Holdings, Inc (Class A)	10
167,088		Comcast Corp (Class A)	5,917
46	*,e	Daily Journal Corp	11
5,957	*,e	Discovery, Inc (Class A)	191
12,786	*	Discovery, Inc (Class C)	378
8,615	*	DISH Network Corp (Class A)	308
568		Emerald Expositions Events, Inc	9
4,712	e	Entercom Communications Corp (Class A)	37
2,637		Entravision Communications Corp (Class A)	13
798	*,e	Eros International plc	10
2,274		EW Scripps Co (Class A)	38
586	*,e	Fluent, Inc	1
4,415		Gannett Co, Inc	44
3,746	*	GCI Liberty, Inc	191
2,680	*	Gray Television, Inc	47
408	*	Hemisphere Media Group, Inc	6
2,264	*	Imax Corp	58
13,511		Interpublic Group of Cos, Inc	309
1,634		John Wiley & Sons, Inc (Class A)	99
428	*	Liberty Braves Group (Class A)	12
1,434	*	Liberty Braves Group (Class C)	39
977	*	Liberty Broadband Corp (Class A)	82
4,040	*	Liberty Broadband Corp (Class C)	341
4,170	*	Liberty Latin America Ltd	86
1,581	*	Liberty Latin America Ltd (Class A)	33
998	*	Liberty Media Group (Class A)	35
7,316	*	Liberty Media Group (Class C)	272
2,847	*	Liberty SiriusXM Group (Class A)	124
5,784	*	Liberty SiriusXM Group (Class C)	251
2,000	e	Lions Gate Entertainment Corp (Class A)	49
3,835	e	Lions Gate Entertainment Corp (Class B)	89
5,305	*	Live Nation, Inc	289
1,013	*	LiveXLive Media, Inc	4
190	*	Loral Space & Communications, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

729	*	Madison Square Garden Co	$230
736		Marcus Corp	31
2,109	*	MDC Partners, Inc	9
1,545	e	Meredith Corp	79
2,361	*	MSG Networks, Inc	61
2,714		National CineMedia, Inc	29
1,956		New Media Investment Group, Inc	31
4,795		New York Times Co (Class A)	111
13,730		News Corp	181
4,708		News Corp (Class B)	64
1,776		Nexstar Broadcasting Group, Inc (Class A)	145
8,049		Omnicom Group, Inc	547
787	*	Reading International, Inc	12
175		Saga Communications, Inc	6
1,096		Scholastic Corp	51
2,721		Sinclair Broadcast Group, Inc (Class A)	77
43,509	e	Sirius XM Holdings, Inc	275
8,405		TEGNA, Inc	101
2,837		Tribune Co	109
780	*	tronc, Inc	13
37,705		Twenty-First Century Fox, Inc	1,747
17,451		Twenty-First Century Fox, Inc (Class B)	800
411		Viacom, Inc	15
12,186		Viacom, Inc (Class B)	411
54,425		Walt Disney Co	6,364
806	*	WideOpenWest, Inc	9
1,509		World Wrestling Entertainment, Inc (Class A)	146

		TOTAL MEDIA	24,334

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
55,644		AbbVie, Inc	5,263
1,001	*,e	Abeona Therapeutics, Inc	13
3,739	*,e	Acadia Pharmaceuticals, Inc	78
987	*,e	Accelerate Diagnostics, Inc	23
1,231	*	Acceleron Pharma, Inc	70
1,147	*,e	Achaogen, Inc	5
4,855	*	Achillion Pharmaceuticals, Inc	18
797	*,e	Aclaris Therapeutics, Inc	12
1,689	*	Acorda Therapeutics, Inc	33
711	*,e	Adamas Pharmaceuticals, Inc	14
1,602	*,e	Aduro Biotech, Inc	12
1,984	*,e	Adverum Biotechnologies, Inc	12
1,175	*	Aerie Pharmaceuticals, Inc	72
2,830	*,e	Agenus, Inc	6
11,956		Agilent Technologies, Inc	843
1,876	*	Agios Pharmaceuticals, Inc	145
1,385	*	Aimmune Therapeutics, Inc	38
574	*,e	Akcea Therapeutics, Inc	20
1,440	*	Akebia Therapeutics, Inc	13
3,444	*	Akorn, Inc	45
332	*	Albireo Pharma, Inc	11
2,198	*	Alder Biopharmaceuticals, Inc	37
7,934	*	Alexion Pharmaceuticals, Inc	1,103
5,962	*	Alkermes plc	253
239	*,e	Allakos, Inc	11
12,397		Allergan plc	2,361
3,288	*	Alnylam Pharmaceuticals, Inc	288
1,423	*	AMAG Pharmaceuticals, Inc	28
23,860		Amgen, Inc	4,946
6,968	*,e	Amicus Therapeutics, Inc	84
2,888	*	Amneal Pharmaceuticals, Inc	64
1,331	*	Amphastar Pharmaceuticals, Inc	26
679	*	AnaptysBio, Inc	68
292	*	ANI Pharmaceuticals, Inc	16
1,330	*	Apellis Pharmaceuticals, Inc	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

409	*	Aptinyx, Inc	$12
1,565	*	Aratana Therapeutics, Inc	9
1,297	*,e	Arbutus Biopharma Corp	12
894	*	Ardelyx, Inc	4
1,827	*	Arena Pharmaceuticals, Inc	84
3,173	*	Arqule, Inc	18
6,749	*	Array Biopharma, Inc	103
3,193	*,e	Arrowhead Research Corp	61
541	*	Assembly Biosciences, Inc	20
2,241	*	Assertio Therapeutics, Inc.	13
1,497	*,e	Atara Biotherapeutics, Inc	62
1,535	*	Athenex, Inc	24
2,944	*,e	Athersys, Inc	6
1,179	*	Audentes Therapeutics, Inc	47
3,670	*,e	AVEO Pharmaceuticals, Inc	12
1,798	*	Avid Bioservices, Inc	12
873	*	Bellicum Pharmaceuticals, Inc	5
3,132	*	BioCryst Pharmaceuticals, Inc	24
7,405	*	Biogen Idec, Inc	2,616
1,007	*	Biohaven Pharmaceutical Holding Co Ltd	38
6,544	*	BioMarin Pharmaceutical, Inc	635
826	*	Bio-Rad Laboratories, Inc (Class A)	259
213	*	Biospecifics Technologies Corp	12
1,318		Bio-Techne Corp	269
2,650	*,e	BioTime, Inc	6
1,782	*	Bluebird Bio, Inc	260
1,516	*	Blueprint Medicines Corp	118
59,939		Bristol-Myers Squibb Co	3,721
4,110		Bruker BioSciences Corp	137
1,175	*	Calithera Biosciences, Inc	6
311	*,e	Calyxt, Inc	5
1,265	*	Cambrex Corp	87
1,052	*,e	Cara Therapeutics Inc	25
1,181	*	CareDx, Inc	34
1,814	*,e	CASI Pharmaceuticals, Inc	8
4,893	*	Catalent, Inc	223
2,735	*	Catalyst Pharmaceuticals, Inc	10
25,835	*	Celgene Corp	2,312
1,846	*	Charles River Laboratories International, Inc	248
1,103	*	ChemoCentryx, Inc	14
1,747	*	Chimerix, Inc	7
788	*	Clearside Biomedical, Inc	5
1,527	*	Clovis Oncology, Inc	45
1,314	*	Codexis, Inc	23
1,501	*	Coherus Biosciences, Inc	25
877	*	Collegium Pharmaceutical, Inc	13
642	*	Concert Pharmaceuticals Inc	10
1,738	*,e	Corbus Pharmaceuticals Holdings, Inc	13
3,522	*	Corcept Therapeutics, Inc	49
820	*,e	Corium International, Inc	8
349	*,e	Corvus Pharmaceuticals, Inc	3
1,848	*	CTI BioPharma Corp	4
297	*	Cue Biopharma, Inc	3
2,162	*	Cymabay Therapeutics, Inc	24
1,624	*	Cytokinetics, Inc	16
1,148	*	CytomX Therapeutics, Inc	21
286	*	Deciphera Pharmaceuticals, Inc	11
552	*,e	Denali Therapeutics, Inc	12
1,468	*	Dermira, Inc	16
1,627	*	Dicerna Pharmaceuticals Inc	25
195	*	Dova Pharmaceuticals, Inc	4
4,800	*	Durect Corp	5
1,590	*,e	Dynavax Technologies Corp	20
323	*	Eagle Pharmaceuticals, Inc	22
1,310	*	Editas Medicine, Inc	42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

35,235		Eli Lilly & Co	$3,781
792	*	Eloxx Pharmaceuticals, Inc	13
1,340	*	Emergent Biosolutions, Inc	88
648	*	Enanta Pharmaceuticals, Inc	55
8,687	*	Endo International plc	146
2,388	*	Endocyte, Inc	42
1,556	*	Enzo Biochem, Inc	6
1,664	*	Epizyme, Inc	18
554	*,e	Esperion Thereapeutics, Inc	25
4,274	*	Exact Sciences Corp	337
11,271	*	Exelixis, Inc	200
1,546	*,e	Fate Therapeutics, Inc	25
2,752	*	FibroGen, Inc	167
979	*	Five Prime Therapeutics, Inc	14
1,094	*,e	Flexion Therapeutics Inc	20
1,472	*	Fluidigm Corp	11
1,392	*	Fortress Biotech, Inc	2
751	*	G1 Therapeutics, Inc	39
810	*	Genomic Health, Inc	57
6,445	*,e	Geron Corp	11
48,032		Gilead Sciences, Inc	3,709
1,425	*	Global Blood Therapeutics, Inc	54
1,226	*,e	GlycoMimetics Inc	18
4,274	*	Halozyme Therapeutics, Inc	78
1,743	*	Heron Therapeutics, Inc	55
6,384	*	Horizon Pharma plc	125
317	*	Idera Pharmaceuticals, Inc	3
5,387	*	Illumina, Inc	1,977
402	*	Immune Design Corp	1
3,349	*	Immunogen, Inc	32
4,854	*,e	Immunomedics, Inc	101
6,468	*	Incyte Corp	447
2,960	*	Innoviva, Inc	45
2,690	*	Inovio Pharmaceuticals, Inc	15
2,469	*	Insmed, Inc	50
998	*	Insys Therapeutics, Inc	10
561	*,e	Intellia Therapeutics, Inc	16
696	*,e	Intercept Pharmaceuticals, Inc	88
1,040	*	Intersect ENT, Inc	30
1,415	*	Intra-Cellular Therapies, Inc	31
2,121	*,e	Intrexon Corp	37
1,468	*	Invitae Corp	25
4,834	*	Ionis Pharmaceuticals, Inc	249
2,006	*	Iovance Biotherapeutics, Inc	23
5,731	*	IQVIA Holdings, Inc	744
5,284	*	Ironwood Pharmaceuticals, Inc	98
2,166	*	Jazz Pharmaceuticals plc	364
98,253		Johnson & Johnson	13,576
241	*	Jounce Therapeutics, Inc	2
2,507	*,e	Kadmon Holdings, Inc	8
312	*	Kala Pharmaceuticals, Inc	3
1,273	*	Karyopharm Therapeutics, Inc	22
3,304	*,e	Keryx Biopharmaceuticals, Inc	11
841	*	Kindred Biosciences Inc	12
772	*	Kura Oncology, Inc	14
669	*,e	La Jolla Pharmaceutical Co	13
1,137	*,e	Lannett Co, Inc	5
1,763	*,e	Lexicon Pharmaceuticals, Inc	19
773	*	Ligand Pharmaceuticals, Inc (Class B)	212
978	*	Loxo Oncology, Inc	167
1,582		Luminex Corp	48
1,309	*	MacroGenics, Inc	28
153	*,e	Madrigal Pharmaceuticals, Inc	33
2,997	*	Mallinckrodt plc	88
5,078	*,e	MannKind Corp	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,316	*,e	Marinus Pharmaceuticals, Inc	$13
2,689	*,e	Medicines Co	80
1,230	*,e	MediciNova, Inc	15
289	*	Medpace Holdings, Inc	17
343	*	Melinta Therapeutics, Inc	1
213	*	Menlo Therapeutics, Inc	2
396	*,e	Mersana Therapeutics, Inc	4
932	*	Mettler-Toledo International, Inc	568
4,015	*,e	MiMedx Group, Inc	25
992	*	Minerva Neurosciences, Inc	12
520	*,e	Miragen Therapeutics, Inc	3
664	*	Mirati Therapeutics, Inc	31
2,874	*	Momenta Pharmaceuticals, Inc	76
18,725	*	Mylan NV	685
1,123	*	MyoKardia, Inc	73
2,502	*	Myriad Genetics, Inc	115
689	*	NanoString Technologies, Inc	12
1,198	*,e	NantKwest, Inc	4
1,110	*	Natera, Inc	27
5,467	*	Nektar Therapeutics	333
2,201	*	NeoGenomics, Inc	34
564	*,e	Neos Therapeutics, Inc	3
3,420	*	Neurocrine Biosciences, Inc	420
866	*	NewLink Genetics Corp	2
11,296	*,e	Novavax, Inc	21
1,041	*,e	Nymox Pharmaceutical Corp	3
894	*	Ocular Therapeutix, Inc	6
216	*,e	Odonate Therapeutics, Inc	4
1,629	*,e	Omeros Corp	40
13,300	*,e	Opko Health, Inc	46
584	*	Optinose, Inc	7
2,776	*,e	Organovo Holdings, Inc	3
3,094	*,e	Pacific Biosciences of California, Inc	17
1,521	*	Pacira Pharmaceuticals, Inc	75
934	*,e	Paratek Pharmaceuticals, Inc	9
1,731	*	PDL BioPharma, Inc	5
4,283	*	PerkinElmer, Inc	417
4,834		Perrigo Co plc	342
212,401		Pfizer, Inc	9,360
720		Phibro Animal Health Corp	31
1,321	*	Pieris Pharmaceuticals, Inc	7
315	*,e	PolarityTE, Inc	6
1,961	*,e	Portola Pharmaceuticals, Inc	52
1,865	*	PRA Health Sciences, Inc	205
2,080	*	Prestige Brands Holdings, Inc	79
2,427	*	Progenics Pharmaceuticals, Inc	15
1,437	*	Prothena Corp plc	19
1,522	*	PTC Therapeutics, Inc	72
1,119	*	Puma Biotechnology, Inc	51
8,215		QIAGEN NV	311
442	*	Ra Pharmaceuticals, Inc	8
1,455	*,e	Radius Health, Inc	26
341	*	Reata Pharmaceuticals, Inc	28
456	*	Recro Pharma, Inc	3
2,955	*	Regeneron Pharmaceuticals, Inc	1,194
1,062	*	REGENXBIO, Inc	80
1,344	*	Repligen Corp	75
1,469	*	Retrophin, Inc	42
879	*	Revance Therapeutics, Inc	22
280	*	Rhythm Pharmaceuticals, Inc	8
4,657	*	Rigel Pharmaceuticals, Inc	15
763	*,e	Rocket Pharmaceuticals, Inc	19
1,586	*	Sage Therapeutics, Inc	224
2,773	*	Sangamo Biosciences, Inc	47
2,236	*	Sarepta Therapeutics, Inc	361

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

911	*	Savara, Inc	$10
97,893		Schering-Plough Corp	6,945
3,768	*	Seattle Genetics, Inc	291
474	*	Selecta Biosciences, Inc	7
745	*,e	Seres Therapeutics, Inc	6
547	*	Sienna Biopharmaceuticals, Inc	8
1,913	*	SIGA Technologies, Inc	13
332	*,e	Solid Biosciences, Inc	16
3,173	*,e	Sorrento Therapeutics, Inc	14
1,158	*,e	Spark Therapeutics, Inc	63
2,652	*	Spectrum Pharmaceuticals, Inc	45
834	*	Stemline Therapeutics, Inc	14
1,839	*	Supernus Pharmaceuticals, Inc	93
359	*	Syndax Pharmaceuticals, Inc	3
2,126	*	Syneos Health, Inc	110
8,840	*,e	Synergy Pharmaceuticals, Inc	15
496	*	Syros Pharmaceuticals, Inc	6
927	*,e	T2 Biosystems, Inc	7
1,333	*	Teligent, Inc	5
1,448	*,e	TESARO, Inc	56
1,526	*	Tetraphase Pharmaceuticals, Inc	4
1,870	*,e	TG Therapeutics, Inc	10
5,906	*,e	TherapeuticsMD, Inc	39
1,625	*,e	Theravance Biopharma, Inc	53
14,879		Thermo Fisher Scientific, Inc	3,632
327	*,e	Tocagen, Inc	5
340	*	Tricida, Inc	10
1,517	*	Ultragenyx Pharmaceutical, Inc	116
1,741	*	United Therapeutics Corp	223
1,691	*	Vanda Pharmaceuticals, Inc	39
594	*	Veracyte, Inc	6
1,933	*,e	Verastem, Inc	14
1,345	*	Vericel Corp	19
9,439	*	Vertex Pharmaceuticals, Inc	1,819
1,592	*	Viking Therapeutics, Inc	28
484	*	Voyager Therapeutics, Inc	9
2,907	*	Waters Corp	566
475	*	WaVe Life Sciences Pte Ltd	24
1,460	*	Xencor Inc	57
1,048	*	Zafgen, Inc	12
4,815	*,e	ZIOPHARM Oncology, Inc	15
17,973		Zoetis, Inc	1,646
1,053	*	Zogenix, Inc	52

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	87,839

REAL ESTATE - 3.6%
3,250		Acadia Realty Trust	91
943		Agree Realty Corp	50
2,540		Alexander & Baldwin, Inc	58
51		Alexander’s, Inc	17
3,763		Alexandria Real Estate Equities, Inc	473
466	*,e	Altisource Portfolio Solutions S.A.	15
1,599		American Assets Trust, Inc	60
5,246		American Campus Communities, Inc	216
8,855		American Homes 4 Rent	194
16,064		American Tower Corp	2,334
1,706		Americold Realty Trust	43
5,818		Apartment Investment & Management Co (Class A)	257
7,310		Apple Hospitality REIT, Inc	128
1,658		Armada Hoffler Properties, Inc	25
3,090		Ashford Hospitality Trust, Inc	20
454	*	AV Homes, Inc	9
5,036		AvalonBay Communities, Inc	912
769		Bluerock Residential Growth REIT, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,662		Boston Properties, Inc	$697
1,249		BraeMar Hotels & Resorts, Inc	15
6,772		Brandywine Realty Trust	106
11,939		Brixmor Property Group, Inc	209
5,469		Brookfield Property REIT, Inc	114
3,382		Camden Property Trust	316
2,763		CareTrust REIT, Inc	49
1,667		CatchMark Timber Trust Inc	19
6,537	e	CBL & Associates Properties, Inc	26
11,178	*	CBRE Group, Inc	493
3,595		Cedar Realty Trust, Inc	17
1,449		Chatham Lodging Trust	30
2,308		Chesapeake Lodging Trust	74
1,087		City Office REIT, Inc	14
544		Clipper Realty, Inc	7
20,026		Colony Capital, Inc	122
4,776		Columbia Property Trust, Inc	113
498		Community Healthcare Trust, Inc	15
159		Consolidated-Tomoka Land Co	10
4,609		CoreCivic, Inc	112
419		CorEnergy Infrastructure Trust, Inc	16
473		CorePoint Lodging, Inc	9
1,335		Coresite Realty	148
3,896		Corporate Office Properties Trust	116
16,091		Cousins Properties, Inc	143
15,104		Crown Castle International Corp	1,682
6,597		CubeSmart	188
1,309	*	Cushman & Wakefield plc	22
3,383		CyrusOne, Inc	214
6,051		DDR Corp	81
7,801		DiamondRock Hospitality Co	91
7,617		Digital Realty Trust, Inc	857
5,662		Douglas Emmett, Inc	214
12,847		Duke Realty Corp	364
1,340		Easterly Government Properties, Inc	26
1,286		EastGroup Properties, Inc	123
5,016		Empire State Realty Trust, Inc	83
2,455		Entertainment Properties Trust	168
2,894		Equinix, Inc	1,253
3,801	*	Equity Commonwealth	122
2,834		Equity Lifestyle Properties, Inc	273
13,086		Equity Residential	867
1,199		Essential Properties Realty Trust, Inc	17
2,377		Essex Property Trust, Inc	586
4,570		Extra Space Storage, Inc	396
967	e	Farmland Partners, Inc	6
2,807		Federal Realty Investment Trust	355
4,527		First Industrial Realty Trust, Inc	142
7,880		Forest City Realty Trust, Inc	198
400	*,e	Forestar Group, Inc	8
2,420		Four Corners Property Trust, Inc	62
4,124		Franklin Street Properties Corp	33
1,944	e	Front Yard Residential Corp	21
309	*	FRP Holdings, Inc	19
6,862		Gaming and Leisure Properties, Inc	242
4,728		Geo Group, Inc	119
1,064		Getty Realty Corp	30
881		Gladstone Commercial Corp	17
547		Global Medical REIT, Inc	5
2,475		Global Net Lease, Inc	52
2,836	e	Government Properties Income Trust	32
5,894		Gramercy Property Trust	162
1,871	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	40
17,510		HCP, Inc	461
4,494		Healthcare Realty Trust, Inc	131

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,668		Healthcare Trust of America, Inc	$204
1,493		Hersha Hospitality Trust	34
1,412		HFF, Inc (Class A)	60
3,908		Highwoods Properties, Inc	185
5,289		Hospitality Properties Trust	153
26,196		Host Marriott Corp	553
1,318	*	Howard Hughes Corp	164
6,080		Hudson Pacific Properties	199
2,619		Independence Realty Trust, Inc	28
547	e	Industrial Logistics Properties Trust	13
239	e	Innovative Industrial Properties, Inc	12
4,600		Investors Real Estate Trust	27
11,120		Invitation Homes, Inc	255
10,280		Iron Mountain, Inc	355
2,674		iStar Financial, Inc	30
3,369		JBG SMITH Properties	124
322		Jernigan Capital, Inc	6
1,588		Jones Lang LaSalle, Inc	229
5,205		Kennedy-Wilson Holdings, Inc	112
3,350		Kilroy Realty Corp	240
16,000		Kimco Realty Corp	268
3,243		Kite Realty Group Trust	54
3,092		Lamar Advertising Co	241
4,394		LaSalle Hotel Properties	152
8,135		Lexington Realty Trust	68
5,077		Liberty Property Trust	214
1,802		Life Storage, Inc	171
1,530		LTC Properties, Inc	67
5,384		Macerich Co	298
3,534		Mack-Cali Realty Corp	75
569	*	Marcus & Millichap, Inc	20
231	*	Maui Land & Pineapple Co, Inc	3
996		MedEquities Realty Trust, Inc	10
12,964		Medical Properties Trust, Inc	193
4,212		Mid-America Apartment Communities, Inc	422
2,597		Monmouth Real Estate Investment Corp (Class A)	43
1,356		National Health Investors, Inc	102
5,247		National Retail Properties, Inc	235
1,700		National Storage Affiliates Trust	43
3,164		New Senior Investment Group, Inc	19
499		Newmark Group, Inc	6
662		NexPoint Residential Trust, Inc	22
2,094		NorthStar Realty Europe Corp	30
7,596		Omega Healthcare Investors, Inc	249
567		One Liberty Properties, Inc	16
5,152		Outfront Media, Inc	103
7,621		Paramount Group, Inc	115
7,462		Park Hotels & Resorts, Inc	245
2,664	e	Pebblebrook Hotel Trust	97
2,702	e	Pennsylvania REIT	26
5,940		Physicians Realty Trust	100
4,321		Piedmont Office Realty Trust, Inc	82
2,344		Potlatch Corp	96
2,737		Preferred Apartment Communities, Inc	48
22,896		Prologis, Inc	1,552
762		PS Business Parks, Inc	97
5,396		Public Storage, Inc	1,088
1,829		QTS Realty Trust, Inc	78
3,057		Ramco-Gershenson Properties	42
4,462		Rayonier, Inc	151
732		Re/Max Holdings, Inc	32
4,163	e	Realogy Holdings Corp	86
10,419		Realty Income Corp	593
2,193	*,e	Redfin Corp	41
5,824		Regency Centers Corp	377

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,204		Retail Opportunities Investment Corp	$78
6,690		Retail Properties of America, Inc	82
605	*	Retail Value, Inc	20
2,561		Rexford Industrial Realty, Inc	82
6,612		RLJ Lodging Trust	146
283		RMR Group, Inc	26
1,712		Ryman Hospitality Properties	148
6,162		Sabra Healthcare REIT, Inc	142
401		Safety Income and Growth, Inc	8
392		Saul Centers, Inc	22
4,225	*	SBA Communications Corp	679
1,918		Select Income REIT	42
9,263		Senior Housing Properties Trust	163
990	e	Seritage Growth Properties	47
11,271		Simon Property Group, Inc	1,992
3,174		SL Green Realty Corp	310
1,885		Spirit MTA REIT	22
15,946		Spirit Realty Capital, Inc	129
1,876	*	St. Joe Co	32
3,470		STAG Industrial, Inc	95
9,293		Starwood Property Trust, Inc	200
6,501		STORE Capital Corp	181
218		Stratus Properties, Inc	7
3,928		Summit Hotel Properties, Inc	53
2,801		Sun Communities, Inc	284
8,527		Sunstone Hotel Investors, Inc	139
3,676	e	Tanger Factory Outlet Centers, Inc	84
2,340		Taubman Centers, Inc	140
834	*	Tejon Ranch Co	18
1,821		Terreno Realty Corp	69
1,934		Tier REIT, Inc	47
761	*	Trinity Place Holdings, Inc	5
10,089		UDR, Inc	408
994		UMH Properties, Inc	16
6,462		Uniti Group, Inc	130
294		Universal Health Realty Income Trust	22
3,855		Urban Edge Properties	85
1,188		Urstadt Biddle Properties, Inc (Class A)	25
13,411		Ventas, Inc	729
38,221		VEREIT, Inc	277
13,187		VICI Properties, Inc	285
6,401		Vornado Realty Trust	467
7,181		Washington Prime Group, Inc	52
3,060		Washington REIT	94
4,685		Weingarten Realty Investors	139
14,133		Welltower, Inc	909
28,023		Weyerhaeuser Co	904
1,293		Whitestone REIT	18
3,490		WP Carey, Inc	224
4,278		Xenia Hotels & Resorts, Inc	101

		TOTAL REAL ESTATE	39,092

RETAILING - 6.6%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	15
2,429		Aaron’s, Inc	132
2,820		Abercrombie & Fitch Co (Class A)	60
2,632		Advance Auto Parts, Inc	443
14,899	*	Amazon.com, Inc	29,843
6,015		American Eagle Outfitters, Inc	149
367	*	America’s Car-Mart, Inc	29
727	*	Asbury Automotive Group, Inc	50
5,932	*	Ascena Retail Group, Inc	27
978	*	At Home Group, Inc	31
2,055	*	Autonation, Inc	85
956	*	AutoZone, Inc	742

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,364	*	Barnes & Noble Education, Inc	$8
2,159		Barnes & Noble, Inc	12
4,627		Bed Bath & Beyond, Inc	69
8,970		Best Buy Co, Inc	712
824	e	Big 5 Sporting Goods Corp	4
1,547		Big Lots, Inc	65
1,502	*	BJ’s Wholesale Club Holdings, Inc	40
1,754	*	Booking Holdings, Inc	3,480
517	*	Boot Barn Holdings, Inc	15
1,023		Buckle, Inc	24
2,479	*	Burlington Stores, Inc	404
1,517		Caleres, Inc	54
437	e	Camping World Holdings, Inc	9
6,520	*	CarMax, Inc	487
1,051	*,e	Carvana Co	62
966		Cato Corp (Class A)	20
4,716		Chico’s FAS, Inc	41
670		Children’s Place Retail Stores, Inc	86
619		Citi Trends, Inc	18
708	*	Conn’s, Inc	25
764	*	Container Store Group, Inc	8
1,444		Core-Mark Holding Co, Inc	49
3,329		Dick’s Sporting Goods, Inc	118
590	e	Dillard’s, Inc (Class A)	45
9,689		Dollar General Corp	1,059
8,448	*	Dollar Tree, Inc	689
2,565		DSW, Inc (Class A)	87
404	*,e	Duluth Holdings, Inc	13
4,386		Expedia, Inc	572
3,087	*	Express Parent LLC	34
2,096	*	Five Below, Inc	273
1,415	*	Floor & Decor Holdings, Inc	43
4,365		Foot Locker, Inc	222
127	*	Francesca’s Holdings Corp	0	^
322	*	Gaia, Inc	5
3,029	e	GameStop Corp (Class A)	46
8,144		Gap, Inc	235
254	*	Genesco, Inc	12
5,136		Genuine Parts Co	510
2,663	*,e	GNC Holdings, Inc	11
787		Group 1 Automotive, Inc	51
13,160	*	Groupon, Inc	50
2,487		Guess?, Inc	56
715		Haverty Furniture Cos, Inc	16
948	*,e	Hibbett Sports, Inc	18
41,992		Home Depot, Inc	8,698
1,422	*	Hudson Ltd	32
437	*	J. Jill, Inc	3
12,004	*,e	JC Penney Co, Inc	20
705	*	Kirkland’s, Inc	7
6,314		Kohl’s Corp	471
7,726		L Brands, Inc	234
487	*	Lands’ End, Inc	9
2,114	*	Liberty Expedia Holdings, Inc	99
3,006	*	Liberty TripAdvisor Holdings, Inc	45
908	e	Lithia Motors, Inc (Class A)	74
10,704	*	LKQ Corp	339
30,078		Lowe’s Companies, Inc	3,454
1,099	*,e	Lumber Liquidators, Inc	17
11,147		Macy’s, Inc	387
1,129	*	MarineMax, Inc	24
3,766	*,e	Michaels Cos, Inc	61
1,185		Monro Muffler, Inc	82
924	*	Murphy USA, Inc	79
1,254	*	National Vision Holdings, Inc	57

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

15,273	*	NetFlix, Inc	$5,714
4,562		Nordstrom, Inc	273
1,156		Nutri/System, Inc	43
20,474		Office Depot, Inc	66
1,846	*	Ollie’s Bargain Outlet Holdings, Inc	177
2,978	*	O’Reilly Automotive, Inc	1,034
567	*,e	Overstock.com, Inc	16
1,066	*	Party City Holdco, Inc	14
1,317		Penske Auto Group, Inc	62
765	e	PetMed Express, Inc	25
3,298		Pier 1 Imports, Inc	5
1,369		Pool Corp	228
15,649	*	Qurate Retail Group, Inc QVC Group	348
1,673		Rent-A-Center, Inc	24
769	*,e	RH	101
13,458		Ross Stores, Inc	1,334
3,687	*	Sally Beauty Holdings, Inc	68
576		Shoe Carnival, Inc	22
1,315	*	Shutterfly, Inc	87
2,200		Signet Jewelers Ltd	145
1,596	*	Sleep Number Corp	59
1,157		Sonic Automotive, Inc (Class A)	22
1,434	*	Sportsman’s Warehouse Holdings, Inc	8
1,859	e	Tailored Brands, Inc	47
19,566		Target Corp	1,726
4,588		Tiffany & Co	592
1,314		Tile Shop Holdings, Inc	9
432		Tilly’s, Inc	8
22,978		TJX Companies, Inc	2,574
4,523		Tractor Supply Co	411
3,654	*	TripAdvisor, Inc	187
2,073	*	Ulta Beauty, Inc	585
2,603	*	Urban Outfitters, Inc	106
2,078	*	Wayfair, Inc	307
252		Weyco Group, Inc	9
3,375	e	Williams-Sonoma, Inc	222
94		Winmark Corp	16
686	*	Zumiez, Inc	18

		TOTAL RETAILING	72,347

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
716	*	Acacia Communications, Inc	30
1,546	*	Advanced Energy Industries, Inc	80
32,614	*	Advanced Micro Devices, Inc	1,007
844	*	Alpha & Omega Semiconductor Ltd	10
1,266	*,e	Ambarella, Inc	49
3,751	*	Amkor Technology, Inc	28
13,361		Analog Devices, Inc	1,235
37,099		Applied Materials, Inc	1,434
766	*,e	Aquantia Corp	10
1,183	*	Axcelis Technologies, Inc	23
1,452	*	AXT, Inc	10
15,741		Broadcom, Inc	3,884
2,689		Brooks Automation, Inc	94
942		Cabot Microelectronics Corp	97
839	*	Ceva, Inc	24
2,507	*	Cirrus Logic, Inc	97
1,050		Cohu, Inc	26
3,781	*	Cree, Inc	143
12,862		Cypress Semiconductor Corp	186
1,498	*	Diodes, Inc	50
5,537		Entegris, Inc	160
2,741	*	First Solar, Inc	133
2,989	*	Formfactor, Inc	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

445	*,e	Ichor Holdings Ltd	$9
705	*,e	Impinj, Inc	18
1,603	*,e	Inphi Corp	61
5,139	*	Integrated Device Technology, Inc	242
169,428		Intel Corp	8,012
5,709		Kla-Tencor Corp	581
2,498	*	Kopin Corp	6
5,899		Lam Research Corp	895
5,097	*	Lattice Semiconductor Corp	41
1,568	*,e	MA-COM Technology Solutions	32
20,390		Marvell Technology Group Ltd	394
9,800		Maxim Integrated Products, Inc	553
2,280	*	MaxLinear, Inc	45
8,299		Microchip Technology, Inc	655
42,386	*	Micron Technology, Inc	1,917
1,742		MKS Instruments, Inc	140
1,572		Monolithic Power Systems, Inc	197
1,014	*	Nanometrics, Inc	38
1,216	*	NeoPhotonics Corp Ltd	10
192		NVE Corp	20
21,292		NVIDIA Corp	5,983
12,905	*	NXP Semiconductors NV	1,103
15,220	*	ON Semiconductor Corp	281
1,181	*	PDF Solutions, Inc	11
2,703	*	Photronics, Inc	27
1,113		Power Integrations, Inc	70
4,356	*	Qorvo, Inc	335
54,233		QUALCOMM, Inc	3,906
4,243	*	Rambus, Inc	46
1,221	*	Rudolph Technologies, Inc	30
2,520	*	Semtech Corp	140
1,625	*	Silicon Laboratories, Inc	149
6,509		Skyworks Solutions, Inc	590
51	*	SMART Global Holdings, Inc	2
2,299	*	SunPower Corp	17
7,076		Teradyne, Inc	262
35,823		Texas Instruments, Inc	3,843
1,266	*	Ultra Clean Holdings	16
1,575	e	Universal Display Corp	186
1,833	*	Veeco Instruments, Inc	19
4,186		Versum Materials, Inc	151
2,114	*	Xcerra Corp	30
9,147		Xilinx, Inc	733
1,849		Xperi Corp	27

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	40,674

SOFTWARE & SERVICES - 15.4%
1,998	*,e	2U, Inc	150
3,462	*	8x8, Inc	74
1,883	*	A10 Networks, Inc	11
23,509		Accenture plc	4,001
4,522	*	ACI Worldwide, Inc	127
27,532		Activision Blizzard, Inc	2,290
17,995	*	Adobe Systems, Inc	4,858
6,269	*	Akamai Technologies, Inc	459
792	*	Alarm.com Holdings, Inc	45
1,710		Alliance Data Systems Corp	404
10,926	*	Alphabet, Inc (Class A)	13,189
11,134	*	Alphabet, Inc (Class C)	13,288
906	*	Altair Engineering, Inc	39
657	*,e	Alteryx, Inc	38
781	*	Amber Road, Inc	8
5,013		Amdocs Ltd	331
1,091	*	American Software, Inc (Class A)	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,091	*	Ansys, Inc	$577
244	*	Appfolio, Inc	19
1,241	*	Apptio, Inc	46
2,704	*	Aspen Technology, Inc	308
3,301	*	Atlassian Corp plc	317
7,939	*	Autodesk, Inc	1,239
16,131		Automatic Data Processing, Inc	2,430
3,817	*	Avaya Holdings Corp	85
613	*,e	Benefitfocus, Inc	25
5,264	*	Black Knight, Inc	273
1,852		Blackbaud, Inc	188
1,191	*	Blackline, Inc	67
1,604	*	Blucora, Inc	65
5,256		Booz Allen Hamilton Holding Co	261
1,563	*	Bottomline Technologies, Inc	114
4,699	*	Box, Inc	112
1,247	*	Brightcove, Inc	10
4,397		Broadridge Financial Solutions, Inc	580
10,999		CA, Inc	486
946	*	CACI International, Inc (Class A)	174
9,861	*	Cadence Design Systems, Inc	447
267	*,e	Carbon Black, Inc	6
960	*	Carbonite, Inc	34
1,770	*	Cardtronics plc	56
534	*	Care.com, Inc	12
1,803	*	Cargurus, Inc	100
2,801	*	Cars.com, Inc	77
480		Cass Information Systems, Inc	31
4,696		CDK Global, Inc	294
837	*,e	Ceridian HCM Holding, Inc	35
921	*	ChannelAdvisor Corp	11
1,430	*	Cision Ltd	24
4,735	*	Citrix Systems, Inc	526
3,664	*	Cloudera, Inc	65
21,131		Cognizant Technology Solutions Corp (Class A)	1,630
1,509	*	Commvault Systems, Inc	106
7,418	*	Conduent, Inc	167
861		ConvergeOne Holdings, Inc	8
3,726		Convergys Corp	88
2,077	*	Cornerstone OnDemand, Inc	118
1,958	*	Coupa Software, Inc	155
1,299		CSG Systems International, Inc	52
7,048	*	Dell Technologies, Inc-VMware Inc	685
335	*,e	Digimarc Corp	11
911	*,e	DocuSign, Inc	48
10,429		DXC Technology Co	975
34,041	*	eBay, Inc	1,124
927	e	Ebix, Inc	73
648	*	eGain Corp	5
11,045	*	Electronic Arts, Inc	1,331
1,316	*	Ellie Mae, Inc	125
2,483	*	Endurance International Group Holdings, Inc	22
1,657	*	Envestnet, Inc	101
1,908	*	EPAM Systems, Inc	263
4,286	*	Etsy, Inc	220
1,952	*	Euronet Worldwide, Inc	196
662	*	Everbridge, Inc	38
2,472	*	Everi Holdings, Inc	23
2,375		EVERTEC, Inc	57
503	*,e	Evo Payments, Inc	12
1,735	*	Exela Technologies, Inc	12
1,241	*	ExlService Holdings, Inc	82
86,992	*	Facebook, Inc	14,307
1,096	*	Fair Isaac Corp	251
11,993		Fidelity National Information Services, Inc	1,308

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,880	*	FireEye, Inc	$117
3,306	*	First American Corp	163
19,764	*	First Data Corp	484
14,814	*	Fiserv, Inc	1,220
2,029	*	Five9, Inc	89
3,223	*	FleetCor Technologies, Inc	734
1,062	*	ForeScout Technologies, Inc	40
5,395	*	Fortinet, Inc	498
3,300	*	Gartner, Inc	523
5,261		Genpact Ltd	161
5,776		Global Payments, Inc	736
1,203	*	Glu Mobile, Inc	9
5,554	*	GoDaddy, Inc	463
2,248	*,e	Gogo, Inc	12
3,346	*	GrubHub, Inc	464
1,166	*,e	GTT Communications, Inc	51
2,905	*	Guidewire Software, Inc	293
1,077		Hackett Group, Inc	22
1,639	*	Hortonworks, Inc	37
1,304	*	HubSpot, Inc	197
2,708	*	IAC/InterActiveCorp	587
1,304	*	Imperva, Inc	61
1,377	*	Information Services Group, Inc	7
825	*	Instructure, Inc	29
790	*	Internap Corp	10
33,608		International Business Machines Corp	5,082
8,867		Intuit, Inc	2,016
1,794		j2 Global, Inc	149
2,895		Jack Henry & Associates, Inc	463
487	*	Leaf Group Ltd	5
5,319		Leidos Holdings, Inc	368
3,363	*	Limelight Networks, Inc	17
1,143	*	Liquidity Services, Inc	7
2,140	*	Liveperson, Inc	56
3,018	*	LiveRamp Holdings, Inc	149
1,820		LogMeIn, Inc	162
2,696	*	Manhattan Associates, Inc	147
1,025		Mantech International Corp (Class A)	65
33,635		MasterCard, Inc (Class A)	7,487
1,918	*	Match Group, Inc	111
2,490		MAXIMUS, Inc	162
2,453	*	Meet Group, Inc	12
277,681		Microsoft Corp	31,758
367	*	MicroStrategy, Inc (Class A)	52
1,433	*	MINDBODY, Inc	58
1,253	*	Mitek Systems, Inc	9
1,693	*	MobileIron, Inc	9
844	*	Model N, Inc	13
1,065	*	MoneyGram International, Inc	6
1,609		Monotype Imaging Holdings, Inc	33
1,631	*	New Relic, Inc	154
2,596		NIC, Inc	38
11,208	*	Nuance Communications, Inc	194
4,052	*	Nutanix, Inc	173
3,179	*	Okta, Inc	224
1,227	*	OneSpan, Inc	23
103,209		Oracle Corp	5,321
7,425	*	Pandora Media, Inc	71
444	*	Park City Group, Inc	4
11,779		Paychex, Inc	868
1,911	*	Paycom Software, Inc	297
1,003	*	Paylocity Holding Corp	81
43,511	*	PayPal Holdings, Inc	3,822
1,438		Pegasystems, Inc	90
1,320	*	Perficient, Inc	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,214		Perspecta, Inc	$134
757	*	Pluralsight, Inc	24
707		Presidio, Inc	11
1,791		Progress Software Corp	63
1,867	*	Proofpoint, Inc	199
1,099	*	PROS Holdings, Inc	38
4,095	*	PTC, Inc	435
1,206	*	Q2 Holdings, Inc	73
400		QAD, Inc (Class A)	23
1,213	*	Qualys, Inc	108
1,192	*	QuinStreet, Inc	16
2,851	*	Quotient Technology, Inc	44
809	*	Rapid7, Inc	30
2,285	*	RealPage, Inc	151
6,585	*	Red Hat, Inc	897
393		Reis, Inc	9
2,430	*	RingCentral, Inc	226
750	*	Rosetta Stone, Inc	15
8,252		Sabre Corp	215
1,841	*	SailPoint Technologies Holding, Inc	63
25,835	*	salesforce.com, Inc	4,109
1,738		Science Applications International Corp	140
257	*	SecureWorks Corp	4
266	*	SendGrid, Inc	10
6,396	*	ServiceNow, Inc	1,251
2,827	*	ServiceSource International LLC	8
266	*,e	ShotSpotter, Inc	16
719		Shutterstock, Inc	39
5,371	*	Splunk, Inc	649
690	*	SPS Commerce, Inc	68
10,606	*	Square, Inc	1,050
7,627		SS&C Technologies Holdings, Inc	433
618	*	Stamps.com, Inc	140
1,325	e	Switch, Inc	14
1,511	*	Sykes Enterprises, Inc	46
23,044		Symantec Corp	490
5,312	*	Synopsys, Inc	524
1,329	*	Syntel, Inc	54
2,342	*	Tableau Software, Inc	262
4,187	*	Take-Two Interactive Software, Inc	578
708	*	TechTarget, Inc	14
834	*	TeleNav, Inc	4
303	*,e	Tenable Holdings, Inc	12
4,419	*	Teradata Corp	167
4,572		TiVo Corp	57
6,552		Total System Services, Inc	647
1,162	*	Trade Desk, Inc	175
4,786		Travelport Worldwide Ltd	81
2,406	*	TrueCar, Inc	34
541		TTEC Holdings, Inc	14
349	*,e	Tucows, Inc	19
2,425	*	Twilio, Inc	209
26,241	*	Twitter, Inc	747
1,396	*	Tyler Technologies, Inc	342
1,115	*	Ultimate Software Group, Inc	359
2,160	*,e	Unisys Corp	44
265	*	Upland Software, Inc	9
1,028	*	Varonis Systems, Inc	75
2,429	*	Verint Systems, Inc	122
3,905	*	VeriSign, Inc	625
2,063	*,e	VirnetX Holding Corp	10
1,072	*	Virtusa Corp	58
65,324		Visa, Inc (Class A)	9,804
2,550	*	VMware, Inc (Class A)	398
1,495	*	Website Pros, Inc	42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,201		Western Union Co	$309
1,532	*	WEX, Inc	308
5,379	*	Workday, Inc	785
912	*	Workiva, Inc	36
10,607	*	Worldpay, Inc	1,074
886	*	XO Group, Inc	31
3,020	*	Yelp, Inc	149
2,990	*	Yext, Inc	71
3,760	*	Zendesk, Inc	267
2,077	*	Zillow Group, Inc	92
4,117	*,e	Zillow Group, Inc (Class C)	182
2,044	*	Zix Corp	11
486	*,e	Zscaler, Inc	20
30,167	*	Zynga, Inc	121

		TOTAL SOFTWARE & SERVICES	168,993

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
4,245	*,e	3D Systems Corp	80
1,869		Adtran, Inc	33
932	*	Aerohive Networks, Inc	4
596	*	Agilysys, Inc	10
10,617		Amphenol Corp (Class A)	998
1,131	*	Anixter International, Inc	79
177,259	d	Apple, Inc	40,014
712	*,e	Applied Optoelectronics, Inc	18
2,109	*	Arista Networks, Inc	561
6,515	*	ARRIS International plc	169
2,894	*	Arrow Electronics, Inc	213
1,363	*	Avid Technology, Inc	8
4,242		Avnet, Inc	190
1,630		AVX Corp	29
1,096		Badger Meter, Inc	58
429		Bel Fuse, Inc (Class B)	11
1,632		Belden CDT, Inc	117
1,932		Benchmark Electronics, Inc	45
1,369	*	CalAmp Corp	33
1,907	*	Calix, Inc	15
176	*	Casa Systems, Inc	3
5,378		CDW Corp	478
5,012	*	Ciena Corp	157
172,963		Cisco Systems, Inc	8,415
522	*,e	Clearfield, Inc	7
6,048		Cognex Corp	338
954	*	Coherent, Inc	164
6,754	*	CommScope Holding Co, Inc	208
784		Comtech Telecommunications Corp	28
938	*	Control4 Corp	32
29,368		Corning, Inc	1,037
1,568	*	Cray, Inc	34
1,256		CTS Corp	43
48		Daktronics, Inc	0	^
2,906	e	Diebold, Inc	13
1,019	*	Digi International, Inc	14
2,138		Dolby Laboratories, Inc (Class A)	150
789	*,e	Eastman Kodak Co	2
1,847	*	EchoStar Corp (Class A)	86
1,199	*	Electro Scientific Industries, Inc	21
1,788	*	Electronics for Imaging, Inc	61
518	*	ePlus, Inc	48
4,537	*	Extreme Networks, Inc	25
2,205	*	F5 Networks, Inc	440
1,440	*	Fabrinet	67
655	*	FARO Technologies, Inc	42
4,415	*	Finisar Corp	84
6,696	*,e	Fitbit, Inc	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,988		Flir Systems, Inc	$307
3,142	*	Harmonic, Inc	17
55,459		Hewlett Packard Enterprise Co	905
59,819		HP, Inc	1,542
2,439	*	II-VI, Inc	115
1,305	*	Immersion Corp	14
5,792	*	Infinera Corp	42
1,383	*	Insight Enterprises, Inc	75
1,347		InterDigital, Inc	108
1,406	*	IPG Photonics Corp	219
944	*	Iteris, Inc	5
1,329	*	Itron, Inc	85
5,895		Jabil Circuit, Inc	160
12,811		Juniper Networks, Inc	384
1,750	*	Kemet Corp	32
6,871	*	Keysight Technologies, Inc	455
1,038	*	Kimball Electronics, Inc	20
3,427	*	Knowles Corp	57
758	*	KVH Industries, Inc	10
939		Littelfuse, Inc	186
2,352	*	Lumentum Holdings, Inc	141
1,366	*,e	Maxwell Technologies, Inc	5
126		Mesa Laboratories, Inc	23
1,398		Methode Electronics, Inc	51
5,930		Motorola, Inc	772
632		MTS Systems Corp	35
428	*	Napco Security Technologies, Inc	6
4,043		National Instruments Corp	195
4,702	*	NCR Corp	134
9,793		NetApp, Inc	841
1,274	*	Netgear, Inc	80
3,375	*	Netscout Systems, Inc	85
236	*	nLight, Inc	5
1,269	*	Novanta, Inc	87
6,405	*	Oclaro, Inc	57
673	*	OSI Systems, Inc	51
3,213	*	Palo Alto Networks, Inc	724
766		Park Electrochemical Corp	15
430		PC Connection, Inc	17
1,300		Plantronics, Inc	78
1,309	*	Plexus Corp	77
6,099	*	Pure Storage, Inc	158
807	*	Quantenna Communications, Inc	15
2,205	*	Ribbon Communications, Inc	15
701	*	Rogers Corp	103
2,856	*	Sanmina Corp	79
958	*	Scansource, Inc	38
1,939	*	Stratasys Ltd	45
1,338	*	Synaptics, Inc	61
1,010		SYNNEX Corp	86
1,361	*	Tech Data Corp	97
9,398	*	Trimble Navigation Ltd	408
3,576	*	TTM Technologies, Inc	57
563	e	Ubiquiti Networks, Inc	56
1,586	*	USA Technologies, Inc	11
2,057	*,e	Viasat, Inc	132
8,882	*	Viavi Solutions, Inc	101
5,245		Vishay Intertechnology, Inc	107
398	*	Vishay Precision Group, Inc	15
10,553		Western Digital Corp	618
8,463		Xerox Corp	228
1,840	*	Zebra Technologies Corp (Class A)	325

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	65,690

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

TELECOMMUNICATION SERVICES - 1.8%
265,764		AT&T, Inc	$8,924
373		ATN International, Inc	28
1,565	*	Boingo Wireless, Inc	55
35,344		CenturyLink, Inc	749
1,877	*	Cincinnati Bell, Inc	30
1,599		Cogent Communications Group, Inc	89
2,586	e	Consolidated Communications Holdings, Inc	34
3,091		Frontier Communications Corp	20
1,272	*,e	Intelsat S.A.	38
2,990	*,e	Iridium Communications, Inc	67
3,269	*,e	NII Holdings, Inc	19
661	*	Ooma, Inc	11
2,552	*	Orbcomm, Inc	28
410	*	pdvWireless, Inc	14
1,811		Shenandoah Telecom Co	70
859		Spok Holdings, Inc	13
24,656	*	Sprint Corp	161
3,834		Telephone & Data Systems, Inc	117
10,941	*	T-Mobile US, Inc	768
176	*	US Cellular Corp	8
150,964		Verizon Communications, Inc	8,060
7,849	*	Vonage Holdings Corp	111
7,262	*	Zayo Group Holdings, Inc	252

		TOTAL TELECOMMUNICATION SERVICES	19,666

TRANSPORTATION - 2.1%
2,138	*	Air Transport Services Group, Inc	46
4,469		Alaska Air Group, Inc	308
502	e	Allegiant Travel Co	64
260		Amerco, Inc	93
15,587		American Airlines Group, Inc	644
1,131		Arkansas Best Corp	55
913	*	Atlas Air Worldwide Holdings, Inc	58
2,527	*	Avis Budget Group, Inc	81
5,125		CH Robinson Worldwide, Inc	502
1,092		Copa Holdings S.A. (Class A)	87
1,032		Costamare, Inc	7
452	*	Covenant Transportation Group, Inc	13
30,453		CSX Corp	2,255
763	*	Daseke, Inc	6
23,651		Delta Air Lines, Inc	1,368
1,536	*	Eagle Bulk Shipping, Inc	9
1,070	*	Echo Global Logistics, Inc	33
6,349		Expeditors International of Washington, Inc	467
8,982		FedEx Corp	2,163
902		Forward Air Corp	65
2,185	*	Genesee & Wyoming, Inc (Class A)	199
1,746		Hawaiian Holdings, Inc	70
1,188		Heartland Express, Inc	23
2,016	*	Hertz Global Holdings, Inc	33
1,279	*	Hub Group, Inc (Class A)	58
3,200		JB Hunt Transport Services, Inc	381
10,338	*	JetBlue Airways Corp	200
3,722		Kansas City Southern Industries, Inc	422
2,088	*	Kirby Corp	172
4,783		Knight-Swift Transportation Holdings, Inc	165
1,543		Landstar System, Inc	188
3,019	e	Macquarie Infrastructure Co LLC	139
1,495		Marten Transport Ltd	31
1,675		Matson, Inc	66
10,300		Norfolk Southern Corp	1,859
2,413		Old Dominion Freight Line	389
334		Park-Ohio Holdings Corp	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,449	*	Radiant Logistics, Inc	$9
1,666		Ryder System, Inc	122
1,798	*	Safe Bulkers, Inc	5
945	*	Saia, Inc	72
1,179		Schneider National, Inc	29
2,180		Scorpio Bulkers, Inc	16
1,961		Skywest, Inc	116
19,254		Southwest Airlines Co	1,202
2,736	*	Spirit Airlines, Inc	129
27,312		Union Pacific Corp	4,447
8,888	*	United Continental Holdings, Inc	792
25,159		United Parcel Service, Inc (Class B)	2,937
200		Universal Truckload Services, Inc	7
1,875		Werner Enterprises, Inc	66
4,303	*	XPO Logistics, Inc	491
147	*	YRC Worldwide, Inc	1

		TOTAL TRANSPORTATION	23,173

UTILITIES - 2.8%
24,589		AES Corp	344
1,901		Allete, Inc	143
8,576		Alliant Energy Corp	365
8,765		Ameren Corp	554
18,027		American Electric Power Co, Inc	1,278
1,409		American States Water Co	86
6,446		American Water Works Co, Inc	567
6,497		Aqua America, Inc	240
443	*	AquaVenture Holdings Ltd	8
366		Artesian Resources Corp	13
5,498	*,e	Atlantic Power Corp	12
3,854		Atmos Energy Corp	362
2,130		Avangrid, Inc	102
2,203		Avista Corp	111
1,582		Black Hills Corp	92
812	*,e	Cadiz, Inc	9
1,860		California Water Service Group	80
18,313		Centerpoint Energy, Inc	506
640		Chesapeake Utilities Corp	54
1,290		Clearway Energy, Inc (Class A)	25
2,243		Clearway Energy, Inc (Class C)	43
10,479		CMS Energy Corp	513
438		Connecticut Water Service, Inc	30
11,245		Consolidated Edison, Inc	857
626		Consolidated Water Co, Inc	9
24,377		Dominion Resources, Inc	1,713
6,614		DTE Energy Co	722
25,990		Duke Energy Corp	2,080
11,609		Edison International	786
1,320		El Paso Electric Co	75
6,288		Entergy Corp	510
9,765		Evergy, Inc	536
11,751		Eversource Energy	722
35,159		Exelon Corp	1,535
17,706		FirstEnergy Corp	658
349		Global Water Resources, Inc	4
3,788		Hawaiian Electric Industries, Inc	135
1,806		Idacorp, Inc	179
7,499		MDU Resources Group, Inc	193
1,395		MGE Energy, Inc	89
644		Middlesex Water Co	31
2,568		National Fuel Gas Co	144
3,351		New Jersey Resources Corp	154
17,121		NextEra Energy, Inc	2,869
13,494		NiSource, Inc	336

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY			VALUE (000)

1,124	*	Northwest Natural Holding Co			$75
1,853		NorthWestern Corp			109
11,154		NRG Energy, Inc			417
7,848		OGE Energy Corp			285
2,027		ONE Gas, Inc			167
1,582		Ormat Technologies, Inc			86
1,523		Otter Tail Corp			73
2,658		Pattern Energy Group, Inc			53
19,186		PG&E Corp			883
3,779		Pinnacle West Capital Corp			299
3,215		PNM Resources, Inc			127
3,158		Portland General Electric Co			144
25,287		PPL Corp			740
18,141		Public Service Enterprise Group, Inc			958
626	*	Pure Cycle Corp			7
263		RGC Resources, Inc			7
5,272		SCANA Corp			205
9,811		Sempra Energy			1,116
678		SJW Corp			41
3,054	e	South Jersey Industries, Inc			108
36,939		Southern Co			1,611
1,840		Southwest Gas Corp			145
431		Spark Energy, Inc			4
1,831		Spire, Inc			135
1,698		TerraForm Power, Inc			20
6,086		UGI Corp			338
534		Unitil Corp			27
2,800		Vectren Corp			200
13,883	*	Vistra Energy Corp			345
11,703		WEC Energy Group, Inc			781
18,569		Xcel Energy, Inc			877
490		York Water Co			15

		TOTAL UTILITIES			30,272

		TOTAL COMMON STOCKS			1,088,280

		(Cost $416,959)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
4,469	*,†,m	Media General, Inc			0

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			0

DIVERSIFIED FINANCIALS - 0.0%
92	m	Emergent Capital Inc			0

		TOTAL DIVERSIFIED FINANCIALS			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	†,m	Forest Laboratories, Inc CVR			1
244	†,m	Omthera Pharmaceuticals, Inc CVR			0	^
390	m	Tobira Therapeutics, Inc			0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1

		TOTAL RIGHTS / WARRANTS			1

		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 0.5%
$ 5,900,000		Federal Home Loan Bank (FHLB)	2.000%	10/01/18	5,900

		TOTAL GOVERNMENT AGENCY DEBT			5,900

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
11,948,281	c	State Street Navigator Securities Lending Government Money Market Portfolio	$11,948

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	11,948

		TOTAL SHORT-TERM INVESTMENTS	17,848

		(Cost $17,848)
		TOTAL INVESTMENTS - 101.0%	1,106,129
		(Cost $434,807)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%	(11,053)

		NET ASSETS - 100.0%	$1,095,076

Abbreviation(s):

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The value of securities on loan is $11,436,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Futures contracts outstanding as of September 30, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	30	12/21/18	$4,355	$4,379	$24

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S. Securities and Exchange Commission (“Commission”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the SEC related to interim filings. Accordingly, the Schedule of Investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the Schedule of Investments requires the use of estimates made by management. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the Schedule of Investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee (“Committee”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management is currently evaluating the impact of this guidance.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Account to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding account’s liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33142, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Account’s financial statements and various filings.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for accounts to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. The final rule is effective November 5, 2018. Management will implement the above changes for year ends occurring after the effective date of this issuance.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2018, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of September 30, 2018, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity Investments:
Health care	$158,983	$—	$1	$158,984
Materials	31,158	2	—	31,160
All other equity investments*	898,137	—	—	898,137
Short-term investments	11,948	5,900	—	17,848
Futures contracts**	24	—	—	24
Total	$1,100,250	$5,902	$1	$1,106,153

*	For detailed categories, see the accompanying Schedule of Investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of September 30, 2018 are disclosed in the Schedule of Investments.

Note 4—investments

Securities lending: The Account may lend their securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the Schedule of Investments. As of September 30, 2018, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
$434,807	$700,779	$(29,433)	$671,346

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: November 15, 2018	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 15, 2018	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive Vice President
(principal executive officer)

Dated: November 15, 2018	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer